UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1:	Schedule of Investments

Vanguard Tax Managed Growth and Income Fund Schedule of Investments September 30, 2005
	Shares	Market Value ($000)

COMMON STOCKS (100.0%)

Auto & Transportation (2.3%)
United Parcel Service, Inc.	264,557	$18,289
FedEx Corp.	72,397	6,308
Burlington Northern Santa Fe Corp.	89,486	5,351
Union Pacific Corp.	63,060	4,521
Ford Motor Co.	441,954	4,358
Norfolk Southern Corp.	96,724	3,923
General Motors Corp.	122,476	3,749
Harley-Davidson, Inc.	67,767	3,283
PACCAR, Inc.	41,289	2,803
Southwest Airlines Co.	165,867	2,463
CSX Corp.	51,873	2,411
Genuine Parts Co.	41,618	1,785
* The Goodyear Tire & Rubber Co.	42,116	657
* Navistar International Corp.	15,856	514
Delphi Corp.	133,957	370
Dana Corp.	36,011	339
Visteon Corp.	31,395	307
Cooper Tire & Rubber Co.	15,685	240

		61,671

Consumer Discretionary (12.2%)
Wal-Mart Stores, Inc.	596,915	26,157
Home Depot, Inc.	511,306	19,501
Time Warner, Inc.	1,050,864	19,031
Gillette Co.	221,012	12,863
Viacom Inc. Class B	374,657	12,367
Lowe's Cos., Inc.	186,194	11,991
The Walt Disney Co.	480,470	11,594
Target Corp.	211,336	10,975
* eBay Inc.	265,300	10,930
* Yahoo! Inc.	299,600	10,138
McDonald's Corp.	298,405	9,994
The News Corp., Inc.	585,257	9,124
Kimberly-Clark Corp.	113,802	6,775
Cendant Corp.	249,994	5,160
Carnival Corp.	103,067	5,151
Costco Wholesale Corp.	114,502	4,934
* Starbucks Corp.	92,479	4,633
The McGraw-Hill Cos., Inc.	89,379	4,294
Federated Department Stores, Inc.	63,427	4,241
Best Buy Co., Inc.	96,718	4,210
* Electronic Arts Inc.	72,955	4,150
* Kohl's Corp.	82,271	4,128
Gannett Co., Inc.	59,065	4,065
Waste Management, Inc.	135,130	3,866
Staples, Inc.	175,640	3,745
NIKE, Inc. Class B	45,586	3,723
Omnicom Group Inc.	43,632	3,649
Clear Channel Communications, Inc.	109,988	3,618
Yum! Brands, Inc.	68,930	3,337
* Sears Holdings Corp.	24,431	3,040
Avon Products, Inc.	112,521	3,038
Starwood Hotels & Resorts Worldwide, Inc.	52,008	2,973
J.C. Penney Co., Inc. (Holding Co.)	60,624	2,875
Harrah's Entertainment, Inc.	43,907	2,862
* Coach, Inc.	90,909	2,851
* Bed Bath & Beyond, Inc.	70,714	2,841
Marriott International, Inc. Class A	40,904	2,577
The Gap, Inc.	138,430	2,413
* Apollo Group, Inc. Class A	34,777	2,309
TJX Cos., Inc.	111,868	2,291
* Office Depot, Inc.	75,660	2,247
International Game Technology	81,778	2,208
Tribune Co.	63,061	2,137
R.R. Donnelley & Sons Co.	51,308	1,902
Limited Brands, Inc.	88,968	1,818
* Fisher Scientific International Inc.	29,197	1,812
Nordstrom, Inc.	52,696	1,809
Hilton Hotels Corp.	77,944	1,740
* Univision Communications Inc.	62,897	1,669
Mattel, Inc.	98,000	1,635
Black & Decker Corp.	19,286	1,583
Eastman Kodak Co.	62,236	1,514
Cintas Corp.	35,508	1,458
Robert Half International, Inc.	40,401	1,438
Dollar General Corp.	76,563	1,404
Tiffany & Co.	34,183	1,359
Newell Rubbermaid, Inc.	59,609	1,350
VF Corp.	22,742	1,318
Wendy's International, Inc.	27,651	1,248
Whirlpool Corp.	15,953	1,209
* Interpublic Group of Cos., Inc.	101,114	1,177
* AutoZone Inc.	13,182	1,097
Darden Restaurants Inc.	34,711	1,054
New York Times Co. Class A	34,702	1,032
Liz Claiborne, Inc.	26,038	1,024
Knight Ridder	16,650	977
Leggett & Platt, Inc.	45,281	915
Alberto-Culver Co. Class B	20,379	912
* Monster Worldwide Inc.	29,182	896
* AutoNation, Inc.	42,800	855
The Stanley Works	18,006	841
Hasbro, Inc.	42,705	839
Jones Apparel Group, Inc.	28,700	818
RadioShack Corp.	32,146	797
Family Dollar Stores, Inc.	39,776	790
Circuit City Stores, Inc.	45,500	781
Reebok International Ltd.	13,491	763
International Flavors & Fragrances, Inc.	21,082	751
Sabre Holdings Corp.	31,295	635
* Allied Waste Industries, Inc.	64,950	549
Meredith Corp.	10,796	539
OfficeMax, Inc.	16,930	536
Snap-On Inc.	13,767	497
* Convergys Corp.	33,900	487
Dillard's Inc.	17,086	357
Maytag Corp.	19,161	350
* Big Lots Inc.	27,452	302
Viacom Inc. Class A	3,800	126
News Corp., Inc., Class B	200	3

		321,972

Consumer Staples (7.5%)
Altria Group, Inc.	495,675	36,536
The Procter & Gamble Co.	594,087	35,324
PepsiCo, Inc.	398,934	22,624
The Coca-Cola Co.	496,204	21,431
Walgreen Co.	244,294	10,615
Anheuser-Busch Cos., Inc.	185,617	7,989
Colgate-Palmolive Co.	124,148	6,554
CVS Corp.	194,135	5,632
Sysco Corp.	151,355	4,748
General Mills, Inc.	87,854	4,235
* The Kroger Co.	173,247	3,567
Sara Lee Corp.	187,252	3,548
Wm. Wrigley Jr. Co.	42,794	3,076
ConAgra Foods, Inc.	123,857	3,065
H.J. Heinz Co.	83,223	3,041
Kellogg Co.	61,136	2,820
Safeway, Inc.	107,095	2,742
The Hershey Co.	43,775	2,465
Albertson's, Inc.	88,109	2,260
The Clorox Co.	36,698	2,038
Reynolds American Inc.	20,400	1,694
UST, Inc.	39,381	1,648
Coca-Cola Enterprises, Inc.	71,710	1,398
Campbell Soup Co.	44,122	1,313
Brown-Forman Corp. Class B	21,444	1,277
* Constellation Brands, Inc. Class A	46,875	1,219
Tyson Foods, Inc.	60,069	1,084
McCormick & Co., Inc.	32,200	1,051
SuperValu Inc.	32,574	1,014
The Pepsi Bottling Group, Inc.	33,097	945
Molson Coors Brewing Co. Class B	13,607	871

		197,824

Financial Services (21.1%)
Citigroup, Inc.	1,231,549	56,060
Bank of America Corp.	959,754	40,406
American International Group, Inc.	619,904	38,409
JPMorgan Chase & Co.	839,112	28,471
Wells Fargo & Co.	403,243	23,618
Wachovia Corp.	376,784	17,931
American Express Co.	295,772	16,989
Morgan Stanley	259,514	13,998
Merrill Lynch & Co., Inc.	222,277	13,637
The Goldman Sachs Group, Inc.	110,936	13,488
U.S. Bancorp	436,676	12,262
Fannie Mae	231,225	10,364
Freddie Mac	165,082	9,321
MetLife, Inc.	180,496	8,994
Allstate Corp.	157,682	8,718
Prudential Financial, Inc.	122,818	8,298
Washington Mutual, Inc.	210,100	8,240
Lehman Brothers Holdings, Inc.	65,098	7,583
MBNA Corp.	300,576	7,406
First Data Corp.	184,422	7,377
St. Paul Travelers Cos., Inc.	161,346	7,240
SunTrust Banks, Inc.	86,459	6,005
Automatic Data Processing, Inc.	138,681	5,969
The Hartford Financial Services Group Inc.	71,569	5,523
Capital One Financial Corp.	69,009	5,488
The Bank of New York Co., Inc.	185,960	5,469
AFLAC Inc.	119,949	5,434
SLM Corp.	99,804	5,353
BB&T Corp.	130,857	5,110
Progressive Corp. of Ohio	47,279	4,953
Fifth Third Bancorp	132,539	4,868
Countrywide Financial Corp.	142,059	4,685
National City Corp.	135,525	4,532
The Chubb Corp.	47,447	4,249
PNC Financial Services Group	69,443	4,029
Marsh & McLennan Cos., Inc.	127,644	3,879
State Street Corp.	79,118	3,870
CIGNA Corp.	31,202	3,677
Golden West Financial Corp.	61,008	3,623
Charles Schwab Corp.	247,514	3,572
Regions Financial Corp.	110,279	3,432
ACE Ltd.	68,955	3,246
Simon Property Group, Inc. REIT	43,676	3,237
Mellon Financial Corp.	100,712	3,220
Equity Office Properties Trust REIT	98,115	3,209
KeyCorp	97,882	3,157
The Principal Financial Group, Inc.	66,617	3,156
Moody's Corp.	60,160	3,073
Loews Corp.	32,300	2,985
Bear Stearns Co., Inc.	27,101	2,974
Franklin Resources Corp.	35,400	2,972
Paychex, Inc.	79,275	2,940
North Fork Bancorp, Inc.	114,387	2,917
ProLogis REIT	58,953	2,612
Equity Residential REIT	68,660	2,599
Vornado Realty Trust REIT	28,166	2,440
Aon Corp.	75,994	2,438
Comerica, Inc.	40,153	2,365
XL Capital Ltd. Class A	33,577	2,284
CIT Group Inc.	50,082	2,263
Northern Trust Corp.	44,188	2,234
Marshall & Ilsley Corp.	50,655	2,204
Lincoln National Corp.	41,319	2,149
AmSouth Bancorp	84,089	2,124
* Fiserv, Inc.	45,425	2,084
Synovus Financial Corp.	74,588	2,068
M & T Bank Corp.	19,220	2,032
T. Rowe Price Group Inc.	31,040	2,027
Archstone-Smith Trust REIT	50,627	2,018
MBIA, Inc.	32,285	1,957
Sovereign Bancorp, Inc.	86,868	1,915
H & R Block, Inc.	78,598	1,885
Ambac Financial Group, Inc.	25,800	1,859
Cincinnati Financial Corp.	41,731	1,748
Plum Creek Timber Co. Inc. REIT	43,978	1,667
Jefferson-Pilot Corp.	32,343	1,655
SAFECO Corp.	30,320	1,618
* E*TRADE Financial Corp.	88,601	1,559
Zions Bancorp	21,580	1,537
UnumProvident Corp.	71,220	1,460
MGIC Investment Corp.	22,482	1,443
Compass Bancshares Inc.	29,672	1,360
Torchmark Corp.	25,004	1,321
Public Storage, Inc. REIT	19,709	1,321
Huntington Bancshares Inc.	55,589	1,249
* Providian Financial Corp.	70,508	1,247
First Horizon National Corp.	29,980	1,090
Equifax, Inc.	31,187	1,090
Apartment Investment & Management Co. Class A REIT	22,900	888
Janus Capital Group Inc.	53,225	769
Federated Investors, Inc.	22,700	754
Dow Jones & Co., Inc.	16,200	619
Ryder System, Inc.	15,364	526

		558,094

Health Care (12.9%)
Johnson & Johnson	708,897	44,859
Pfizer Inc.	1,755,722	43,840
* Amgen, Inc.	294,793	23,486
UnitedHealth Group Inc.	301,821	16,962
Abbott Laboratories	371,357	15,745
Medtronic, Inc.	289,326	15,514
Wyeth	320,417	14,826
Eli Lilly & Co.	270,496	14,477
Merck & Co., Inc.	484,327	13,179
* WellPoint Inc.	146,581	11,114
Bristol-Myers Squibb Co.	427,604	10,288
Schering-Plough Corp.	352,159	7,413
Cardinal Health, Inc.	101,973	6,469
Aetna Inc.	69,299	5,969
Baxter International, Inc.	148,708	5,929
Guidant Corp.	78,837	5,431
* Caremark Rx, Inc.	107,731	5,379
* Gilead Sciences, Inc.	108,930	5,311
HCA Inc.	107,747	5,163
* Genzyme Corp.-General Division	61,320	4,393
* St. Jude Medical, Inc.	87,105	4,077
* Zimmer Holdings, Inc.	59,128	4,073
* Medco Health Solutions, Inc.	72,701	3,986
McKesson Corp.	73,605	3,493
Stryker Corp.	69,400	3,430
* Boston Scientific Corp.	141,064	3,297
* Biogen Idec Inc.	81,643	3,223
* Forest Laboratories, Inc.	81,238	3,166
Becton, Dickinson & Co.	60,069	3,149
Allergan, Inc.	31,301	2,868
* Express Scripts Inc.	35,544	2,211
* Coventry Health Care Inc.	25,680	2,209
Biomet, Inc.	59,766	2,074
Quest Diagnostics, Inc.	39,794	2,011
AmerisourceBergen Corp.	25,122	1,942
* Humana Inc.	38,859	1,861
* MedImmune Inc.	53,596	1,804
C.R. Bard, Inc.	25,254	1,667
* Laboratory Corp. of America Holdings	32,290	1,573
* Hospira, Inc.	38,254	1,567
Health Management Associates Class A	59,157	1,388
IMS Health, Inc.	53,884	1,356
* Tenet Healthcare Corp.	111,997	1,258
* Chiron Corp.	25,950	1,132
Bausch & Lomb, Inc.	12,902	1,041
Mylan Laboratories, Inc.	52,294	1,007
* Watson Pharmaceuticals, Inc.	24,977	914
* King Pharmaceuticals, Inc.	57,732	888
* Millipore Corp.	12,374	778
Manor Care, Inc.	18,894	726

		339,916

Integrated Oils (6.5%)
ExxonMobil Corp.	1,503,466	95,530
Chevron Corp.	538,068	34,829
ConocoPhillips Co.	332,512	23,246
Occidental Petroleum Corp.	95,540	8,162
Marathon Oil Corp.	87,439	6,027
Amerada Hess Corp.	19,017	2,615
Murphy Oil Corp.	39,299	1,960

		172,369

Other Energy (3.7%)
Schlumberger Ltd.	140,591	11,863
Halliburton Co.	121,414	8,319
Valero Energy Corp.	71,780	8,115
Devon Energy Corp.	108,006	7,414
Burlington Resources, Inc.	91,085	7,407
Apache Corp.	78,570	5,910
Anadarko Petroleum Corp.	56,493	5,409
Baker Hughes, Inc.	81,410	4,858
* Transocean Inc.	78,639	4,821
EOG Resources, Inc.	57,461	4,304
XTO Energy, Inc.	86,351	3,913
Williams Cos., Inc.	136,735	3,425
BJ Services Co.	77,160	2,777
* National Oilwell Varco Inc.	41,522	2,732
* Nabors Industries, Inc.	37,601	2,701
Kerr-McGee Corp.	27,780	2,698
Sunoco, Inc.	32,928	2,575
* Weatherford International Ltd.	33,018	2,267
Noble Corp.	32,664	2,236
El Paso Corp.	157,500	2,189
Rowan Cos., Inc.	25,986	922
* Dynegy, Inc.	80,181	378
* Calpine Corp.	135,750	352

		97,585

Materials & Processing (3.3%)
Dow Chemical Co.	230,409	9,601
E.I. du Pont de Nemours & Co.	217,311	8,512
Alcoa Inc.	208,396	5,089
Newmont Mining Corp. (Holding Co.)	106,667	5,031
Monsanto Co.	64,206	4,029
Weyerhaeuser Co.	58,602	4,029
Archer-Daniels-Midland Co.	155,214	3,828
Praxair, Inc.	77,284	3,704
Masco Corp.	103,251	3,168
International Paper Co.	106,163	3,164
Phelps Dodge Corp.	23,228	3,018
Air Products & Chemicals, Inc.	54,562	3,008
PPG Industries, Inc.	40,904	2,421
Nucor Corp.	38,070	2,246
Georgia Pacific Group	62,244	2,120
Freeport-McMoRan Copper & Gold, Inc. Class B	42,776	2,078
American Standard Cos., Inc.	43,839	2,041
Vulcan Materials Co.	24,500	1,818
Rohm & Haas Co.	34,657	1,425
Ecolab, Inc.	43,760	1,397
Avery Dennison Corp.	26,384	1,382
Fluor Corp.	20,754	1,336
Sherwin-Williams Co.	29,594	1,304
MeadWestvaco Corp.	44,379	1,226
United States Steel Corp.	27,400	1,160
Temple-Inland Inc.	27,036	1,104
Sigma-Aldrich Corp.	16,400	1,051
Ashland, Inc.	17,727	979
Ball Corp.	26,204	963
* Sealed Air Corp.	19,936	946
Eastman Chemical Co.	19,462	914
Engelhard Corp.	28,690	801
Louisiana-Pacific Corp.	26,600	737
Allegheny Technologies Inc.	21,600	669
Bemis Co., Inc.	25,650	633
* Pactiv Corp.	35,777	627
* Hercules, Inc.	27,717	339

		87,898

Producer Durables (4.3%)
The Boeing Co.	196,123	13,326
United Technologies Corp.	244,825	12,692
Caterpillar, Inc.	161,783	9,505
Emerson Electric Co.	98,730	7,089
Applied Materials, Inc.	387,255	6,568
Lockheed Martin Corp.	86,914	5,305
Northrop Grumman Corp.	85,372	4,640
Illinois Tool Works, Inc.	49,816	4,101
* Agilent Technologies, Inc.	117,580	3,851
Deere & Co.	58,650	3,589
* Xerox Corp.	229,294	3,130
Ingersoll-Rand Co.	80,641	3,083
Danaher Corp.	56,700	3,052
D. R. Horton, Inc.	65,115	2,358
KLA-Tencor Corp.	47,259	2,304
Pitney Bowes, Inc.	54,759	2,286
Pulte Homes, Inc.	51,024	2,190
Rockwell Collins, Inc.	42,428	2,050
Centex Corp.	30,706	1,983
Dover Corp.	48,466	1,977
Parker Hannifin Corp.	28,647	1,842
* Lexmark International, Inc.	28,379	1,733
Cooper Industries, Inc. Class A	22,183	1,534
KB HOME	19,822	1,451
Goodrich Corp.	29,108	1,291
* Thermo Electron Corp.	38,669	1,195
W.W. Grainger, Inc.	18,923	1,191
* Waters Corp.	28,000	1,165
American Power Conversion Corp.	43,130	1,117
Molex, Inc.	38,282	1,021
Cummins Inc.	11,121	979
Novellus Systems, Inc.	33,048	829
Pall Corp.	29,795	819
* Teradyne, Inc.	46,900	774
Tektronix, Inc.	21,552	544
* Andrew Corp.	38,700	431

		112,995

Technology (13.8%)
Microsoft Corp.	2,200,956	56,631
Intel Corp.	1,456,122	35,893
International Business Machines Corp.	381,384	30,595
* Cisco Systems, Inc.	1,526,492	27,370
Hewlett-Packard Co.	684,614	19,991
* Dell Inc.	572,898	19,593
QUALCOMM Inc.	389,512	17,431
Texas Instruments, Inc.	389,752	13,213
Motorola, Inc.	589,609	13,024
* Oracle Corp.	901,385	11,168
* Apple Computer, Inc.	198,289	10,630
* EMC Corp.	575,901	7,452
* Corning, Inc.	351,483	6,794
* Symantec Corp.	286,162	6,484
General Dynamics Corp.	48,066	5,746
Raytheon Co.	107,955	4,104
Adobe Systems, Inc.	117,490	3,507
* Lucent Technologies, Inc.	1,062,087	3,452
Analog Devices, Inc.	88,977	3,305
* Broadcom Corp.	69,530	3,262
* Sun Microsystems, Inc.	813,431	3,189
Computer Associates International, Inc.	110,735	3,080
Maxim Integrated Products, Inc.	71,161	3,035
Electronic Data Systems Corp.	123,808	2,778
Autodesk, Inc.	54,593	2,535
Linear Technology Corp.	66,297	2,492
* Advanced Micro Devices, Inc.	95,191	2,399
Rockwell Automation, Inc.	43,373	2,294
L-3 Communications Holdings, Inc.	28,377	2,244
National Semiconductor Corp.	83,180	2,188
Xilinx, Inc.	76,066	2,118
* Computer Sciences Corp.	44,214	2,092
* Network Appliance, Inc.	88,018	2,090
* Intuit, Inc.	44,072	1,975
* Micron Technology, Inc.	147,276	1,959
* Freescale Semiconductor, Inc. Class B	78,980	1,862
* Altera Corp.	89,091	1,702
* Affiliated Computer Services, Inc. Class A	30,100	1,643
* NCR Corp.	44,439	1,418
* NVIDIA Corp.	40,377	1,384
Scientific-Atlanta, Inc.	36,656	1,375
* Jabil Circuit, Inc.	43,890	1,357
Siebel Systems, Inc.	124,836	1,290
* Comverse Technology, Inc.	48,156	1,265
* Tellabs, Inc.	106,715	1,123
* BMC Software, Inc.	52,885	1,116
* Avaya Inc.	107,769	1,110
Applera Corp.-Applied Biosystems Group	47,347	1,100
* Citrix Systems, Inc.	40,700	1,023
* LSI Logic Corp.	93,454	921
* Solectron Corp.	231,847	907
* Compuware Corp.	92,776	881
* JDS Uniphase Corp.	396,530	880
* Mercury Interactive Corp.	20,700	820
* QLogic Corp.	21,700	742
* Novell, Inc.	91,281	680
* ADC Telecommunications, Inc.	27,957	639
PerkinElmer, Inc.	31,137	634
Symbol Technologies, Inc.	58,024	562
* Unisys Corp.	81,247	539
* Sanmina-SCI Corp.	125,100	537
* Parametric Technology Corp.	65,700	458
* Freescale Semiconductor, Inc. Class A	17,800	417
* PMC Sierra Inc.	43,581	384
* Ciena Corp.	137,838	364
* Applied Micro Circuits Corp.	73,600	221
* Gateway, Inc.	73,100	197

		365,664

Utilities (7.3%)
Verizon Communications Inc.	619,541	20,253
SBC Communications Inc.	736,574	17,656
Sprint Nextel Corp.	700,508	16,658
* Comcast Corp. Class A	466,757	13,713
BellSouth Corp.	437,033	11,494
Exelon Corp.	160,207	8,561
Dominion Resources, Inc.	81,458	7,017
TXU Corp.	57,380	6,477
Duke Energy Corp.	221,343	6,457
Southern Co.	178,408	6,380
Alltel Corp.	91,283	5,943
FPL Group, Inc.	94,195	4,484
FirstEnergy Corp.	78,820	4,108
Entergy Corp.	50,500	3,753
American Electric Power Co., Inc.	93,898	3,728
Edison International	77,879	3,682
Public Service Enterprise Group, Inc.	57,195	3,681
PG&E Corp.	89,198	3,501
AT&T Corp.	173,373	3,433
PPL Corp.	90,699	2,932
Sempra Energy	61,202	2,880
Consolidated Edison Inc.	58,458	2,838
Progress Energy, Inc.	60,050	2,687
Constellation Energy Group, Inc.	42,616	2,625
Ameren Corp.	48,761	2,608
* AES Corp.	156,135	2,565
Kinder Morgan, Inc.	22,700	2,183
Cinergy Corp.	47,558	2,112
DTE Energy Co.	42,539	1,951
Xcel Energy, Inc.	96,274	1,888
* Comcast Corp. Special Class A	57,192	1,646
* Qwest Communications International Inc.	387,599	1,589
NiSource, Inc.	65,143	1,580
KeySpan Corp.	41,657	1,532
* Allegheny Energy, Inc.	38,900	1,195
Citizens Communications Co.	82,059	1,112
CenterPoint Energy Inc.	73,807	1,098
CenturyTel, Inc.	31,213	1,092
Pinnacle West Capital Corp.	23,700	1,045
TECO Energy, Inc.	49,710	896
* CMS Energy Corp.	52,481	863
NICOR Inc.	10,580	445
Peoples Energy Corp.	9,219	363

		192,704

Other (5.1%)
General Electric Co.	2,527,352	85,096
Tyco International Ltd.	482,765	13,445
3M Co.	182,798	13,410
Honeywell International Inc.	204,014	7,651
Johnson Controls, Inc.	46,009	2,855
Fortune Brands, Inc.	34,943	2,842
ITT Industries, Inc.	22,201	2,522
Textron, Inc.	32,104	2,302
Eaton Corp.	35,901	2,282
Brunswick Corp.	23,326	880

		133,285

TOTAL INVESTMENTS (100.0%)
(Cost $1,891,101,000)		2,641,977

OTHER ASSETS AND LIABILITIES-NET (0.0%)		(1,107)

NET ASSETS (100%)		$2,640,870

*Non-income-producing security.
REIT- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2005, the cost of investment securities for tax purposes was $1,891,101,000. Net unrealized appreciation of investment securities for tax purposes was $750,876,000, consisting of unrealized gains of $840,159,000 on securities that had risen in value since their purchase and $89,283,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Capital Appreciation Fund Schedule of Investments September 30, 2005
	Shares	Market Value ($000)

COMMON STOCKS (100.0%)

Auto & Transportation (2.2%)
United Parcel Service, Inc.	147,300	$10,183
FedEx Corp.	96,200	8,382
Norfolk Southern Corp.	160,800	6,522
Harley-Davidson, Inc.	114,500	5,546
Southwest Airlines Co.	331,387	4,921
CSX Corp.	102,500	4,764
C.H. Robinson Worldwide, Inc.	57,200	3,668
Expeditors International of Washington, Inc.	58,800	3,339
Oshkosh Truck Corp.	69,400	2,995
PACCAR, Inc.	41,426	2,812
BorgWarner, Inc.	47,500	2,682
J.B. Hunt Transport Services, Inc.	119,800	2,277
Union Pacific Corp.	31,253	2,241
Gentex Corp.	116,252	2,023
General Motors Corp.	55,882	1,711
* Navistar International Corp.	52,700	1,709
Lear Corp.	42,200	1,434
Ford Motor Co.	132,913	1,310
* TRW Automotive Holdings Corp.	40,300	1,182
Burlington Northern Santa Fe Corp.	14,493	867
* Yellow Roadway Corp.	17,512	725
Landstar System, Inc.	10,600	424
Delphi Corp.	128,400	354

		72,071

Consumer Discretionary (15.7%)
Wal-Mart Stores, Inc.	697,600	30,569
Time Warner, Inc.	1,151,647	20,856
Home Depot, Inc.	480,000	18,307
Gillette Co.	261,516	15,220
Lowe's Cos., Inc.	232,400	14,967
The Walt Disney Co.	609,809	14,715
Viacom Inc. Class B	415,768	13,725
* Google Inc.	41,420	13,108
McDonald's Corp.	379,700	12,716
Target Corp.	243,300	12,635
* Yahoo! Inc.	325,000	10,998
* eBay Inc.	265,420	10,935
* Liberty Media Corp.	860,758	6,929
* Starbucks Corp.	137,352	6,881
Cendant Corp.	331,925	6,851
Costco Wholesale Corp.	156,100	6,726
Best Buy Co., Inc.	142,650	6,210
The News Corp., Inc.	390,800	6,093
* Electronic Arts Inc.	104,800	5,962
Waste Management, Inc.	204,297	5,845
Yum! Brands, Inc.	114,780	5,557
Kimberly-Clark Corp.	87,496	5,209
NIKE, Inc. Class B	63,600	5,195
* Kohl's Corp.	103,500	5,194
Starwood Hotels & Resorts Worldwide, Inc.	88,624	5,067
Marriott International, Inc. Class A	79,200	4,990
* Coach, Inc.	156,900	4,920
Harrah's Entertainment, Inc.	73,410	4,786
* Bed Bath & Beyond, Inc.	118,717	4,770
Federated Department Stores, Inc.	70,100	4,688
Clear Channel Communications, Inc.	140,636	4,625
* Office Depot, Inc.	153,800	4,568
The Gap, Inc.	246,487	4,296
Avon Products, Inc.	158,000	4,266
Hilton Hotels Corp.	182,050	4,063
* DirecTV Group, Inc.	266,802	3,997
* Sirius Satellite Radio, Inc.	591,100	3,872
* Amazon.com, Inc.	82,900	3,755
* Chico's FAS, Inc.	101,800	3,746
Robert Half International, Inc.	102,500	3,648
* Apollo Group, Inc. Class A	52,984	3,518
International Game Technology	129,600	3,499
Black & Decker Corp.	42,400	3,481
* MGM Mirage, Inc.	77,864	3,408
* XM Satellite Radio Holdings, Inc.	94,800	3,404
Republic Services, Inc. Class A	90,400	3,190
Darden Restaurants Inc.	104,850	3,184
EchoStar Communications Corp. Class A	106,200	3,140
* Iron Mountain, Inc.	83,400	3,061
Harman International Industries, Inc.	29,700	3,037
The Neiman Marcus Group, Inc. Class A	30,000	2,999
* CarMax, Inc.	95,079	2,973
Mattel, Inc.	178,032	2,970
Estee Lauder Cos. Class A	84,900	2,957
Circuit City Stores, Inc.	172,000	2,951
Cintas Corp.	70,766	2,905
Fastenal Co.	46,800	2,859
Reebok International Ltd.	50,500	2,857
Liz Claiborne, Inc.	72,400	2,847
* Mohawk Industries, Inc.	34,700	2,785
Polo Ralph Lauren Corp.	55,300	2,782
* AutoZone Inc.	33,300	2,772
E.W. Scripps Co. Class A	55,270	2,762
Alberto-Culver Co. Class B	61,650	2,759
* Fisher Scientific International Inc.	44,352	2,752
* AutoNation, Inc.	137,300	2,742
Michaels Stores, Inc.	81,800	2,704
* Interpublic Group of Cos., Inc.	231,600	2,696
* Williams-Sonoma, Inc.	69,100	2,650
* O'Reilly Automotive, Inc.	93,848	2,645
* Brinker International, Inc.	68,500	2,573
* Lamar Advertising Co. Class A	56,186	2,549
Abercrombie & Fitch Co.	50,500	2,517
GTECH Holdings Corp.	78,200	2,507
* Pixar, Inc.	55,686	2,479
Manpower Inc.	55,600	2,468
Dollar General Corp.	131,987	2,421
* Univision Communications Inc.	90,095	2,390
* Weight Watchers International, Inc.	45,200	2,331
Foot Locker, Inc.	103,900	2,280
* Timberland Co.	66,800	2,257
* Liberty Global Inc. Class A	82,297	2,229
* Career Education Corp.	62,600	2,226
John Wiley & Sons Class A	53,300	2,225
Jones Apparel Group, Inc.	77,600	2,212
RadioShack Corp.	88,300	2,190
* Saks Inc.	116,900	2,163
Barnes & Noble, Inc.	57,300	2,160
Borders Group, Inc.	97,100	2,153
Harte-Hanks, Inc.	81,200	2,146
Gannett Co., Inc.	30,900	2,127
PETsMART, Inc.	97,300	2,119
* Liberty Global, Inc. Series C	82,297	2,119
International Speedway Corp.	40,064	2,102
* The Cheesecake Factory Inc.	66,900	2,090
The Toro Co.	56,300	2,070
* Tech Data Corp.	55,510	2,038
Staples, Inc.	94,495	2,015
Hasbro, Inc.	102,100	2,006
Outback Steakhouse, Inc.	53,950	1,975
* Convergys Corp.	135,200	1,943
* Education Management Corp.	56,800	1,831
Washington Post Co. Class B	2,260	1,814
* Dollar Tree Stores, Inc.	83,650	1,811
Aramark Corp. Class B	67,200	1,795
* Allied Waste Industries, Inc.	205,400	1,736
Omnicom Group Inc.	19,600	1,639
Hearst-Argyle Television Inc.	61,400	1,577
* Columbia Sportswear Co.	33,700	1,564
The Brink's Co.	36,800	1,511
American Eagle Outfitters, Inc.	58,300	1,372
* Rent-A-Center, Inc.	68,600	1,325
* Discovery Holding Co. Class A	86,075	1,243
* IAC/InterActiveCorp	49,030	1,243
Applebee's International, Inc.	59,845	1,238
* Expedia, Inc.	49,030	971
Nordstrom, Inc.	27,000	927
The McClatchy Co. Class A	13,900	907
ServiceMaster Co.	66,000	894
Belo Corp. Class A	38,400	878
Sabre Holdings Corp.	43,200	876
* Sears Holdings Corp.	6,400	796
Limited Brands, Inc.	36,609	748
Viacom Inc. Class A	13,688	455
* Wynn Resorts Ltd.	2,000	90
CDW Corp.	1,358	80
MSC Industrial Direct Co., Inc. Class A	2,400	80

		519,230

Consumer Staples (6.3%)
Altria Group, Inc.	482,300	35,550
The Procter & Gamble Co.	593,200	35,272
PepsiCo, Inc.	464,800	26,359
The Coca-Cola Co.	436,300	18,844
Walgreen Co.	307,300	13,352
CVS Corp.	286,444	8,310
Anheuser-Busch Cos., Inc.	151,400	6,516
* The Kroger Co.	277,400	5,712
Sysco Corp.	163,300	5,123
Wm. Wrigley Jr. Co.	70,100	5,039
Safeway, Inc.	178,384	4,567
Whole Foods Market, Inc.	32,870	4,419
Colgate-Palmolive Co.	78,900	4,165
Coca-Cola Enterprises, Inc.	170,900	3,333
The Hershey Co.	59,000	3,322
* Constellation Brands, Inc. Class A	123,400	3,208
* Dean Foods Co.	82,100	3,190
Tyson Foods, Inc.	175,945	3,176
The Pepsi Bottling Group, Inc.	102,800	2,935
* Smithfield Foods, Inc.	89,300	2,650
Church & Dwight, Inc.	65,300	2,412
PepsiAmericas, Inc.	99,900	2,271
Pilgrim's Pride Corp.	56,500	2,057
* Del Monte Foods Co.	186,700	2,003
* Rite Aid Corp.	417,400	1,620
General Mills, Inc.	22,200	1,070
Sara Lee Corp.	44,600	845
Hormel Foods Corp.	16,700	551
* 7-Eleven, Inc.	12,600	449
* TreeHouse Foods Inc.	16,420	441
Brown-Forman Corp. Class B	6,900	411
The Clorox Co.	6,420	357
ConAgra Foods, Inc.	11,200	277
Kellogg Co.	100	5
Reynolds American Inc.	53	4

		209,815

Financial Services (19.5%)
Citigroup, Inc.	1,282,844	58,395
Bank of America Corp.	975,392	41,064
American International Group, Inc.	639,431	39,619
JPMorgan Chase & Co.	803,989	27,279
Wells Fargo & Co.	366,590	21,471
American Express Co.	321,300	18,455
Merrill Lynch & Co., Inc.	276,800	16,982
Wachovia Corp.	333,600	15,876
Fannie Mae	294,800	13,213
Morgan Stanley	235,000	12,676
Freddie Mac	211,300	11,930
Prudential Financial, Inc.	165,200	11,161
U.S. Bancorp	392,700	11,027
The Goldman Sachs Group, Inc.	86,300	10,492
Lehman Brothers Holdings, Inc.	88,069	10,258
First Data Corp.	250,995	10,040
MBNA Corp.	321,500	7,922
AFLAC Inc.	173,700	7,869
Progressive Corp. of Ohio	74,300	7,784
SLM Corp.	140,700	7,547
MetLife, Inc.	148,200	7,385
Countrywide Financial Corp.	208,498	6,876
Capital One Financial Corp.	83,600	6,648
St. Paul Travelers Cos., Inc.	140,077	6,285
Washington Mutual, Inc.	157,111	6,162
CIGNA Corp.	52,200	6,152
Charles Schwab Corp.	418,700	6,042
State Street Corp.	118,100	5,777
Franklin Resources Corp.	68,700	5,768
Loews Corp.	62,300	5,757
Golden West Financial Corp.	95,900	5,696
Allstate Corp.	102,300	5,656
Moody's Corp.	110,600	5,649
The Principal Financial Group, Inc.	113,500	5,376
Legg Mason Inc.	47,500	5,210
Bear Stearns Co., Inc.	45,700	5,016
Paychex, Inc.	127,180	4,716
Marshall & Ilsley Corp.	101,700	4,425
The Chicago Mercantile Exchange	12,890	4,348
Automatic Data Processing, Inc.	98,100	4,222
* Fiserv, Inc.	89,450	4,103
Ambac Financial Group, Inc.	53,850	3,880
M & T Bank Corp.	36,200	3,827
Sovereign Bancorp, Inc.	173,600	3,826
Plum Creek Timber Co. Inc. REIT	100,900	3,825
The Hartford Financial Services Group Inc.	49,200	3,797
Genworth Financial Inc.	113,800	3,669
Kimco Realty Corp. REIT	112,000	3,519
MGIC Investment Corp.	54,200	3,480
MBIA, Inc.	57,000	3,455
Zions Bancorp	47,600	3,390
Host Marriott Corp. REIT	199,943	3,379
* Providian Financial Corp.	183,200	3,239
W.R. Berkley Corp.	81,300	3,210
Torchmark Corp.	60,600	3,201
Commerce Bancorp, Inc.	103,000	3,161
* The Dun & Bradstreet Corp.	47,400	3,122
Equifax, Inc.	88,300	3,085
Leucadia National Corp.	71,250	3,071
Assurant, Inc.	80,200	3,052
Radian Group, Inc.	57,320	3,044
* DST Systems, Inc.	54,900	3,010
ProLogis REIT	67,668	2,998
The PMI Group Inc.	73,300	2,922
* AmeriCredit Corp.	121,600	2,903
* WellChoice Inc.	38,200	2,899
Eaton Vance Corp.	114,600	2,844
Brown & Brown, Inc.	56,800	2,822
AmerUs Group Co.	47,700	2,737
Commerce Bancshares, Inc.	52,100	2,682
* Markel Corp.	8,100	2,677
HCC Insurance Holdings, Inc.	92,400	2,636
StanCorp Financial Group, Inc.	30,200	2,543
Janus Capital Group Inc.	172,100	2,487
City National Corp.	35,200	2,467
BlackRock, Inc.	27,800	2,464
* Alleghany Corp.	8,032	2,458
Federated Investors, Inc.	73,950	2,457
Certegy, Inc.	61,000	2,441
Westcorp, Inc.	41,100	2,421
SEI Investments Co.	64,135	2,410
Hudson City Bancorp, Inc.	199,100	2,369
East West Bancorp, Inc.	69,410	2,363
Reinsurance Group of America, Inc.	52,700	2,356
* Conseco, Inc.	110,000	2,322
Webster Financial Corp.	51,100	2,297
Fair Isaac, Inc.	50,800	2,276
IndyMac Bancorp, Inc.	56,000	2,216
BOK Financial Corp.	45,533	2,193
The Bank of New York Co., Inc.	74,200	2,182
Transatlantic Holdings, Inc.	37,812	2,155
* Ameritrade Holding Corp.	100,000	2,148
SunTrust Banks, Inc.	29,400	2,042
Investors Financial Services Corp.	58,100	1,911
* CNA Financial Corp.	63,000	1,882
International Bancshares Corp.	61,427	1,824
BB&T Corp.	46,300	1,808
* CapitalSource Inc.	81,700	1,781
Total System Services, Inc.	73,550	1,714
National City Corp.	48,800	1,632
Instinet Group Inc.	324,726	1,614
Global Payments Inc.	18,900	1,469
New York Community Bancorp, Inc.	86,400	1,417
The South Financial Group, Inc.	51,067	1,371
UnionBanCal Corp.	19,400	1,353
Fifth Third Bancorp	10,500	386
PNC Financial Services Group	3,800	220
Marsh & McLennan Cos., Inc.	4,300	131
Popular, Inc.	2,700	65
First Horizon National Corp.	300	11

		647,347

Health Care (13.8%)
Johnson & Johnson	744,298	47,099
Pfizer Inc.	1,787,360	44,630
* Amgen, Inc.	350,075	27,890
UnitedHealth Group Inc.	367,662	20,663
Medtronic, Inc.	330,400	17,716
* WellPoint Inc.	189,454	14,364
Abbott Laboratories	320,000	13,568
Wyeth	255,800	11,836
* Genentech, Inc.	135,700	11,427
Merck & Co., Inc.	418,800	11,396
Schering-Plough Corp.	473,700	9,971
Cardinal Health, Inc.	145,512	9,231
Eli Lilly & Co.	167,800	8,981
Aetna Inc.	98,994	8,527
* Caremark Rx, Inc.	161,623	8,070
* Gilead Sciences, Inc.	157,200	7,665
Bristol-Myers Squibb Co.	314,900	7,576
HCA Inc.	151,621	7,266
* St. Jude Medical, Inc.	139,832	6,544
* Medco Health Solutions, Inc.	114,321	6,268
* Genzyme Corp.-General Division	78,200	5,602
* Zimmer Holdings, Inc.	81,170	5,592
Stryker Corp.	109,200	5,398
Allergan, Inc.	53,400	4,893
* Boston Scientific Corp.	207,500	4,849
* Coventry Health Care Inc.	56,250	4,839
* Celgene Corp.	86,600	4,704
* Forest Laboratories, Inc.	114,700	4,470
AmerisourceBergen Corp.	56,600	4,375
* Express Scripts Inc.	69,831	4,343
* Humana Inc.	89,200	4,271
Becton, Dickinson & Co.	80,600	4,226
Quest Diagnostics, Inc.	80,200	4,053
* Biogen Idec Inc.	99,340	3,922
* Hospira, Inc.	91,940	3,767
* Health Net Inc.	78,400	3,710
Biomet, Inc.	103,175	3,581
* IVAX Corp.	133,093	3,508
* Laboratory Corp. of America Holdings	71,600	3,488
McKesson Corp.	73,424	3,484
* Sepracor Inc.	58,700	3,463
IMS Health, Inc.	135,552	3,412
Mylan Laboratories, Inc.	173,837	3,348
* Barr Pharmaceuticals Inc.	58,025	3,187
Health Management Associates Class A	135,368	3,177
* Varian Medical Systems, Inc.	76,000	3,003
* Henry Schein, Inc.	70,200	2,992
DENTSPLY International Inc.	54,600	2,949
* Patterson Cos	73,530	2,943
* Millipore Corp.	46,200	2,906
* Watson Pharmaceuticals, Inc.	78,500	2,874
* MedImmune Inc.	84,000	2,827
* Lincare Holdings, Inc.	66,500	2,730
Beckman Coulter, Inc.	47,600	2,569
Cooper Cos., Inc.	31,600	2,421
Omnicare, Inc.	40,900	2,300
* Endo Pharmaceuticals Holdings, Inc.	86,000	2,294
* Stericycle, Inc.	40,000	2,286
* Tenet Healthcare Corp.	202,705	2,276
* Chiron Corp.	51,740	2,257
Universal Health Services Class B	45,300	2,158
* American Pharmaceuticals Partners, Inc.	44,198	2,018
* Kinetic Concepts, Inc.	34,600	1,965
C.R. Bard, Inc.	29,300	1,935
Baxter International, Inc.	39,800	1,587
Guidant Corp.	21,100	1,454
Bausch & Lomb, Inc.	9,600	775
* DaVita, Inc.	4,000	184
Valeant Pharmaceuticals International	9,000	181

		456,234

Integrated Oils (5.1%)
ExxonMobil Corp.	1,655,234	105,174
Chevron Corp.	524,638	33,960
ConocoPhillips Co.	298,548	20,871
Amerada Hess Corp.	37,000	5,088
Occidental Petroleum Corp.	47,700	4,075
Marathon Oil Corp.	24,600	1,696

		170,864

Other Energy (4.8%)
Valero Energy Corp.	98,240	11,107
Devon Energy Corp.	160,722	11,032
Burlington Resources, Inc.	132,100	10,742
Apache Corp.	115,462	8,685
Anadarko Petroleum Corp.	86,208	8,254
Baker Hughes, Inc.	126,480	7,548
EOG Resources, Inc.	94,500	7,078
XTO Energy, Inc.	149,133	6,759
Williams Cos., Inc.	247,700	6,205
BJ Services Co.	151,400	5,449
Peabody Energy Corp.	63,200	5,331
* National Oilwell Varco Inc.	80,823	5,318
Pioneer Natural Resources Co.	81,200	4,460
ENSCO International, Inc.	91,800	4,277
Noble Energy, Inc.	87,600	4,108
Kerr-McGee Corp.	41,537	4,034
Patterson-UTI Energy, Inc.	110,900	4,001
* Newfield Exploration Co.	79,100	3,884
* Grant Prideco, Inc.	90,700	3,687
* Reliant Energy, Inc.	235,100	3,630
Smith International, Inc.	106,800	3,558
* Pride International, Inc.	116,900	3,333
Pogo Producing Co.	53,800	3,171
Rowan Cos., Inc.	88,800	3,152
* Cooper Cameron Corp.	41,800	3,090
Halliburton Co.	43,700	2,994
* FMC Technologies Inc.	69,725	2,936
Equitable Resources, Inc.	71,900	2,808
* NRG Energy, Inc.	61,200	2,607
Arch Coal, Inc.	32,600	2,201
* Dynegy, Inc.	424,300	1,998
Massey Energy Co.	23,700	1,210
Chesapeake Energy Corp.	25,200	964
Diamond Offshore Drilling, Inc.	5,800	355
* Hanover Compressor Co.	689	10

		159,976

Materials & Processing (3.9%)
Newmont Mining Corp. (Holding Co.)	153,156	7,224
Dow Chemical Co.	159,800	6,659
Archer-Daniels-Midland Co.	259,473	6,399
Monsanto Co.	98,467	6,179
Alcoa Inc.	242,128	5,913
E.I. du Pont de Nemours & Co.	148,700	5,825
Praxair, Inc.	118,200	5,665
Phelps Dodge Corp.	42,200	5,483
Nucor Corp.	79,800	4,707
American Standard Cos., Inc.	95,700	4,455
Precision Castparts Corp.	79,800	4,237
Fluor Corp.	59,600	3,837
Georgia Pacific Group	108,642	3,700
Freeport-McMoRan Copper & Gold, Inc. Class B	72,900	3,542
* Jacobs Engineering Group Inc.	50,500	3,404
Lyondell Chemical Co.	112,500	3,220
Martin Marietta Materials, Inc.	40,300	3,162
United States Steel Corp.	74,600	3,159
Sigma-Aldrich Corp.	47,000	3,011
Ball Corp.	76,600	2,814
* Energizer Holdings, Inc.	49,128	2,786
The St. Joe Co.	44,600	2,785
Allegheny Technologies Inc.	88,100	2,729
Airgas, Inc.	90,000	2,667
Forest City Enterprise Class A	67,800	2,583
Scotts Miracle-Gro Co.	29,000	2,550
* Owens-Illinois, Inc.	118,100	2,435
* Sealed Air Corp.	50,136	2,379
Cytec Industries, Inc.	54,000	2,342
AptarGroup Inc.	46,000	2,291
Ecolab, Inc.	69,800	2,229
Florida Rock Industries, Inc.	33,000	2,115
* Pactiv Corp.	111,700	1,957
Celanese Corp. Series A	110,600	1,908
Packaging Corp. of America	91,200	1,770
* Smurfit-Stone Container Corp.	144,765	1,500
Lafarge North America Inc.	11,200	757
Chemtura Corp.	3,800	47

		130,425

Producer Durables (5.1%)
United Technologies Corp.	287,400	14,899
The Boeing Co.	207,770	14,118
Applied Materials, Inc.	516,300	8,756
Illinois Tool Works, Inc.	87,600	7,212
Lockheed Martin Corp.	116,800	7,129
* Agilent Technologies, Inc.	183,525	6,010
Caterpillar, Inc.	95,300	5,599
Danaher Corp.	95,600	5,146
Emerson Electric Co.	71,200	5,112
D. R. Horton, Inc.	126,366	4,577
Pulte Homes, Inc.	100,800	4,326
* Xerox Corp.	305,400	4,169
Rockwell Collins, Inc.	85,700	4,141
Centex Corp.	63,000	4,068
Northrop Grumman Corp.	72,268	3,928
KLA-Tencor Corp.	80,300	3,915
* NVR, Inc.	3,780	3,345
Lennar Corp. Class A	54,600	3,263
* Lexmark International, Inc.	50,300	3,071
* Waters Corp.	72,900	3,033
* American Tower Corp. Class A	121,500	3,031
* LAM Research Corp.	97,208	2,962
* Toll Brothers, Inc.	64,600	2,886
* Thermo Electron Corp.	93,034	2,875
American Power Conversion Corp.	109,800	2,844
Molex, Inc.	104,756	2,795
W.W. Grainger, Inc.	43,400	2,731
Roper Industries Inc.	68,600	2,695
Parker Hannifin Corp.	41,200	2,650
Ametek, Inc.	61,200	2,630
Ryland Group, Inc.	37,500	2,566
Joy Global Inc.	50,000	2,523
* Alliant Techsystems, Inc.	33,700	2,516
IDEX Corp.	57,600	2,451
Donaldson Co., Inc.	78,300	2,390
Herman Miller, Inc.	75,300	2,282
* Mettler-Toledo International Inc.	44,100	2,248
* Hovnanian Enterprises Inc. Class A	37,900	1,940
Pall Corp.	66,900	1,840
* Teradyne, Inc.	110,200	1,818
Pentair, Inc.	27,600	1,007
Lennar Corp. Class B	8,300	460
Deere & Co.	6,500	398
Novellus Systems, Inc.	13,100	329
Cummins Inc.	1,100	97

		168,781

Technology (14.3%)
Microsoft Corp.	2,265,400	58,289
Intel Corp.	1,536,700	37,880
* Cisco Systems, Inc.	1,793,300	32,154
International Business Machines Corp.	390,458	31,323
* Dell Inc.	681,800	23,318
Hewlett-Packard Co.	594,358	17,355
QUALCOMM Inc.	384,120	17,189
Texas Instruments, Inc.	506,200	17,160
* Apple Computer, Inc.	261,900	14,040
* Oracle Corp.	1,099,848	13,627
Motorola, Inc.	439,246	9,703
* EMC Corp.	747,800	9,676
* Corning, Inc.	478,200	9,244
* Symantec Corp.	400,853	9,083
General Dynamics Corp.	66,000	7,890
Adobe Systems, Inc.	188,800	5,636
Analog Devices, Inc.	144,366	5,362
Autodesk, Inc.	109,588	5,089
Computer Associates International, Inc.	180,766	5,027
* Lucent Technologies, Inc.	1,542,354	5,013
* Broadcom Corp.	105,500	4,949
* SanDisk Corp.	101,200	4,883
Maxim Integrated Products, Inc.	113,700	4,849
* Sun Microsystems, Inc.	1,229,900	4,821
* Advanced Micro Devices, Inc.	189,600	4,778
Linear Technology Corp.	124,200	4,669
L-3 Communications Holdings, Inc.	56,200	4,444
National Semiconductor Corp.	166,600	4,382
Xilinx, Inc.	139,200	3,877
* Computer Sciences Corp.	78,900	3,733
Scientific-Atlanta, Inc.	97,400	3,653
* NVIDIA Corp.	103,800	3,558
* Comverse Technology, Inc.	133,396	3,504
* NCR Corp.	108,674	3,468
* Network Appliance, Inc.	144,963	3,441
Applera Corp.-Applied Biosystems Group	143,900	3,344
* Altera Corp.	171,276	3,273
* Micron Technology, Inc.	244,000	3,245
* Intuit, Inc.	71,300	3,195
* Affiliated Computer Services, Inc. Class A	58,400	3,189
* Tellabs, Inc.	293,900	3,092
Microchip Technology, Inc.	100,800	3,036
* Jabil Circuit, Inc.	98,100	3,033
* Arrow Electronics, Inc.	91,500	2,869
* Juniper Networks, Inc.	119,000	2,831
* QLogic Corp.	82,000	2,804
* Compuware Corp.	294,562	2,798
* Cadence Design Systems, Inc.	173,000	2,796
Siebel Systems, Inc.	262,549	2,712
* Avnet, Inc.	105,400	2,577
* ADC Telecommunications, Inc.	112,343	2,568
* Ingram Micro, Inc. Class A	125,000	2,318
Amphenol Corp.	57,400	2,316
* Avaya Inc.	196,100	2,020
* BMC Software, Inc.	95,000	2,005
* Mercury Interactive Corp.	50,500	2,000
* Solectron Corp.	505,700	1,977
* Ceridian Corp.	89,900	1,865
Intersil Corp.	85,600	1,864
* FLIR Systems, Inc.	62,070	1,836
* Synopsys, Inc.	96,154	1,817
* Citrix Systems, Inc.	71,356	1,794
Reynolds & Reynolds Class A	65,200	1,787
* LSI Logic Corp.	180,700	1,780
* Western Digital Corp.	136,500	1,765
* Zebra Technologies Corp. Class A	42,757	1,671
* Freescale Semiconductor, Inc. Class B	43,111	1,017
* Sanmina-SCI Corp.	184,046	790
* BEA Systems, Inc.	67,300	604
Harris Corp.	1,800	75

		475,730

Utilities (5.7%)
Sprint Nextel Corp.	804,867	19,140
Verizon Communications Inc.	581,442	19,007
SBC Communications Inc.	670,820	16,080
* Comcast Corp. Class A	315,957	9,283
TXU Corp.	80,200	9,053
BellSouth Corp.	297,500	7,824
Edison International	133,300	6,302
PG&E Corp.	149,700	5,876
* AES Corp.	300,800	4,942
Constellation Energy Group, Inc.	77,600	4,780
Exelon Corp.	89,300	4,772
* Comcast Corp. Special Class A	164,432	4,732
Kinder Morgan, Inc.	47,200	4,539
Alltel Corp.	68,784	4,479
Questar Corp.	49,800	4,388
Aqua America, Inc.	85,300	3,243
CenturyTel, Inc.	92,600	3,239
* Qwest Communications International Inc.	771,679	3,164
SCANA Corp.	74,200	3,134
CenterPoint Energy Inc.	208,900	3,106
* NTL Inc.	45,296	3,026
Wisconsin Energy Corp.	74,800	2,986
* Cablevision Systems NY Group Class A	95,544	2,930
MDU Resources Group, Inc.	82,100	2,927
FirstEnergy Corp.	55,900	2,913
Energen Corp.	67,300	2,911
Dominion Resources, Inc.	31,239	2,691
NSTAR	92,000	2,661
Citizens Communications Co.	195,702	2,652
UGI Corp. Holding Co.	88,200	2,483
Duke Energy Corp.	84,900	2,476
* U.S. Cellular Corp.	45,100	2,409
PanAmSat Holding Corp.	98,400	2,381
Southern Co.	64,200	2,296
Northeast Utilities	107,400	2,143
DPL Inc.	75,000	2,085
Telephone & Data Systems, Inc.	39,400	1,537
Telephone & Data Systems, Inc. - Special Common Shares	33,200	1,247
NiSource, Inc.	35,920	871
AT&T Corp.	35,017	693
Western Gas Resources, Inc.	5,500	282
Cinergy Corp.	5,700	253
PNM Resources Inc.	5,400	155

		188,091

Other (3.6%)
General Electric Co.	2,676,934	90,132
3M Co.	154,200	11,312
ITT Industries, Inc.	44,100	5,010
Honeywell International Inc.	106,800	4,005
SPX Corp.	48,300	2,219
Brunswick Corp.	56,400	2,128
Carlisle Co., Inc.	31,500	2,002
Wesco Financial Corp.	5,830	1,994
Teleflex Inc.	1,300	92

		118,894

TOTAL COMMON STOCKS
(Cost $2,053,092)		3,317,458

TEMPORARY CASH INVESTMENT (0.1%)

Money Market Fund (0.1%)
** Vanguard Market Liquidity Fund, 3.744%	1,741,104	1,741

TOTAL TEMPORARY CASH INVESTMENT
(Cost $1,741)		1,741

TOTAL INVESTMENTS (100.1%)
(Cost $2,054,833)		3,319,199

OTHER ASSETS AND LIABILITIES—NET (-0.1%)		(2,060)

NET ASSETS (100%)		$3,317,139

*Non-income-producing security. **Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $2,054,833,000. Net unrealized appreciation of investment securities for tax purposes was $1,264,366,000, consisting of unrealized gains of $1,324,652,000 on securities that had risen in value since their purchase and $60,286,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund
Schedule of Investments
September 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (47.9%)

Auto & Transportation (1.0%)
United Parcel Service, Inc.	12,200	$843
FedEx Corp.	8,800	767
Norfolk Southern Corp.	14,200	576
Harley-Davidson, Inc.	9,300	450
Southwest Airlines Co.	29,618	440
Union Pacific Corp.	5,959	427
CSX Corp.	8,800	409
C.H. Robinson Worldwide, Inc.	4,800	308
Expeditors International of Washington, Inc.	5,300	301
Oshkosh Truck Corp.	5,600	242
Burlington Northern Santa Fe Corp.	3,838	230
Gentex Corp.	10,200	177
J.B. Hunt Transport Services, Inc.	9,300	177
Ford Motor Co.	15,165	150
* Navistar International Corp.	4,600	149
BorgWarner, Inc.	2,400	136
Lear Corp.	3,700	126
* JetBlue Airways Corp.	3,929	69
PACCAR, Inc.	400	27
General Motors Corp.	479	15

		6,019

Consumer Discretionary (7.6%)
Wal-Mart Stores, Inc.	53,400	2,340
Home Depot, Inc.	46,700	1,781
Time Warner, Inc.	95,740	1,734
Gillette Co.	23,600	1,374
Lowe's Cos., Inc.	20,400	1,314
The Walt Disney Co.	52,800	1,274
Target Corp.	23,100	1,200
McDonald's Corp.	34,500	1,155
* Google Inc.	3,570	1,130
* Yahoo! Inc.	29,200	988
* eBay Inc.	23,700	976
Viacom Inc. Class B	27,216	898
Costco Wholesale Corp.	14,500	625
* Liberty Media Corp.	76,828	618
Cendant Corp.	29,595	611
* Starbucks Corp.	11,800	591
Kimberly-Clark Corp.	9,172	546
Waste Management, Inc.	18,301	524
Staples, Inc.	24,355	519
* Electronic Arts Inc.	9,043	514
Omnicom Group Inc.	6,000	502
Yum! Brands, Inc.	9,900	479
NIKE, Inc. Class B	5,700	466
Gannett Co., Inc.	6,600	454
The News Corp., Inc.	28,700	447
Best Buy Co., Inc.	10,275	447
Starwood Hotels & Resorts Worldwide, Inc.	7,801	446
* Coach, Inc.	14,000	439
Marriott International, Inc. Class A	6,700	422
* Bed Bath & Beyond, Inc.	10,500	422
Harrah's Entertainment, Inc.	6,382	416
Federated Department Stores, Inc.	6,200	415
* Office Depot, Inc.	13,400	398
* Kohl's Corp.	7,800	391
The Gap, Inc.	21,525	375
Hilton Hotels Corp.	15,679	350
* Sears Holdings Corp.	2,700	336
* Amazon.com, Inc.	7,300	331
Tiffany & Co.	8,100	322
* DirecTV Group, Inc.	21,371	320
* XM Satellite Radio Holdings, Inc.	8,900	320
International Game Technology	11,600	313
* Apollo Group, Inc. Class A	4,700	312
Nordstrom, Inc.	9,000	309
* MGM Mirage, Inc.	7,028	308
Robert Half International, Inc.	8,600	306
Black & Decker Corp.	3,700	304
Dollar General Corp.	15,660	287
Avon Products, Inc.	10,600	286
Republic Services, Inc. Class A	7,900	279
Darden Restaurants Inc.	9,050	275
Mattel, Inc.	16,080	268
EchoStar Communications Corp. Class A	9,057	268
GTECH Holdings Corp.	8,100	260
* Iron Mountain, Inc.	7,050	259
Polo Ralph Lauren Corp.	5,100	257
Fastenal Co.	4,100	250
* AutoZone Inc.	3,000	250
* Mohawk Industries, Inc.	3,100	249
Liz Claiborne, Inc.	6,300	248
Clear Channel Communications, Inc.	7,520	247
Alberto-Culver Co. Class B	5,450	244
Reebok International Ltd.	4,300	243
Washington Post Co. Class B	300	241
* Fisher Scientific International Inc.	3,864	240
* Williams-Sonoma, Inc.	6,200	238
* AutoNation, Inc.	11,900	238
Manpower Inc.	5,300	235
* Brinker International, Inc.	6,250	235
Circuit City Stores, Inc.	13,500	232
* Lamar Advertising Co. Class A	5,000	227
The Brink's Co.	5,500	226
* O'Reilly Automotive, Inc.	8,000	225
Michaels Stores, Inc.	6,800	225
Abercrombie & Fitch Co.	4,500	224
CDW Corp.	3,600	212
Hasbro, Inc.	10,625	209
Barnes & Noble, Inc.	5,400	204
TJX Cos., Inc.	9,800	201
* Pixar, Inc.	4,500	200
International Speedway Corp.	3,810	200
E.W. Scripps Co. Class A	4,000	200
* Weight Watchers International, Inc.	3,800	196
* Timberland Co.	5,600	189
* Saks Inc.	10,200	189
* The Cheesecake Factory Inc.	6,000	187
Cintas Corp.	4,550	187
Hearst-Argyle Television Inc.	7,200	185
PETsMART, Inc.	8,400	183
* Education Management Corp.	5,600	181
* CarMax, Inc.	5,703	178
Dillard's Inc.	8,300	173
Outback Steakhouse, Inc.	4,650	170
Applebee's International, Inc.	8,200	170
* Career Education Corp.	4,700	167
Borders Group, Inc.	7,500	166
Jones Apparel Group, Inc.	5,800	165
* Liberty Global Inc. Class A	6,039	164
ServiceMaster Co.	11,900	161
* Liberty Global, Inc. Series C	6,039	156
* Chico's FAS, Inc.	4,200	155
* Dollar Tree Stores, Inc.	6,850	148
Harman International Industries, Inc.	1,400	143
* Columbia Sportswear Co.	2,800	130
* IAC/InterActiveCorp	4,700	119
* Discovery Holding Co. Class A	7,682	111
* Rent-A-Center, Inc.	5,700	110
Estee Lauder Cos. Class A	3,000	104
* Univision Communications Inc.	3,710	98
* Expedia, Inc.	4,700	93
Aramark Corp. Class B	3,400	91
RadioShack Corp.	3,400	84
* Allied Waste Industries, Inc.	9,800	83
The Neiman Marcus Group, Inc. Class A	800	80
Adesa, Inc.	3,400	75
Dex Media, Inc.	2,400	67
American Greetings Corp. Class A	2,300	63
* Sirius Satellite Radio, Inc.	9,200	60
The McClatchy Co. Class A	900	59
Sabre Holdings Corp.	2,540	52
* Tech Data Corp.	1,400	51
* Convergys Corp.	3,100	45
The Toro Co.	1,200	44
American Eagle Outfitters, Inc.	1,800	42
John Wiley & Sons Class A	1,000	42
Foot Locker, Inc.	1,600	35
The McGraw-Hill Cos., Inc.	700	34
Belo Corp. Class A	1,400	32
Limited Brands, Inc.	1,424	29
Newell Rubbermaid, Inc.	218	5
Westwood One, Inc.	200	4
Tribune Co.	100	3

		44,902

Consumer Staples (3.2%)
The Procter & Gamble Co.	56,900	3,383
Altria Group, Inc.	41,800	3,081
PepsiCo, Inc.	40,300	2,285
The Coca-Cola Co.	38,800	1,676
Walgreen Co.	27,000	1,173
Anheuser-Busch Cos., Inc.	18,800	809
CVS Corp.	21,256	617
Sysco Corp.	18,800	590
Colgate-Palmolive Co.	9,300	491
Wm. Wrigley Jr. Co.	6,000	431
Safeway, Inc.	16,034	410
Whole Foods Market, Inc.	2,900	390
The Clorox Co.	5,400	300
* Dean Foods Co.	7,650	297
Tyson Foods, Inc.	14,531	262
Coca-Cola Enterprises, Inc.	13,400	261
The Pepsi Bottling Group, Inc.	9,000	257
* The Kroger Co.	12,400	255
* Constellation Brands, Inc. Class A	9,000	234
* Smithfield Foods, Inc.	7,500	223
Church & Dwight, Inc.	6,000	222
* Del Monte Foods Co.	18,000	193
The Hershey Co.	3,400	191
Pilgrim's Pride Corp.	5,200	189
PepsiAmericas, Inc.	8,300	189
Kellogg Co.	3,200	148
Reynolds American Inc.	1,501	125
General Mills, Inc.	2,400	116
Hormel Foods Corp.	3,000	99
Sara Lee Corp.	4,700	89
* Rite Aid Corp.	22,300	87
* TreeHouse Foods Inc.	1,530	41
ConAgra Foods, Inc.	1,200	30

		19,144

Financial Services (9.2%)
Citigroup, Inc.	118,097	5,376
Bank of America Corp.	89,422	3,765
American International Group, Inc.	49,006	3,036
JPMorgan Chase & Co.	70,516	2,393
Wells Fargo & Co.	34,000	1,991
American Express Co.	27,900	1,602
Merrill Lynch & Co., Inc.	23,000	1,411
Wachovia Corp.	29,600	1,409
The Goldman Sachs Group, Inc.	10,400	1,264
Morgan Stanley	21,960	1,185
U.S. Bancorp	41,500	1,165
Prudential Financial, Inc.	14,300	966
Lehman Brothers Holdings, Inc.	7,964	928
Fannie Mae	20,500	919
First Data Corp.	21,914	877
Freddie Mac	12,600	711
AFLAC Inc.	15,200	688
SLM Corp.	12,700	681
Progressive Corp. of Ohio	6,200	650
MetLife, Inc.	12,700	633
Capital One Financial Corp.	7,900	628
Washington Mutual, Inc.	15,671	615
Countrywide Financial Corp.	16,598	547
CIGNA Corp.	4,500	530
Charles Schwab Corp.	36,650	529
Allstate Corp.	9,400	520
Loews Corp.	5,600	517
Golden West Financial Corp.	8,300	493
Moody's Corp.	9,600	490
Franklin Resources Corp.	5,600	470
Bear Stearns Co., Inc.	4,100	450
Legg Mason Inc.	4,000	439
The Hartford Financial Services Group Inc.	5,200	401
Automatic Data Processing, Inc.	9,300	400
MBNA Corp.	15,000	370
* Fiserv, Inc.	8,025	368
Paychex, Inc.	9,650	358
MBIA, Inc.	5,600	339
Sovereign Bancorp, Inc.	15,000	331
CIT Group Inc.	7,300	330
Genworth Financial Inc.	10,200	329
M & T Bank Corp.	3,100	328
Simon Property Group, Inc. REIT	4,400	326
State Street Corp.	6,500	318
Ambac Financial Group, Inc.	4,350	313
Zions Bancorp	4,200	299
Host Marriott Corp. REIT	17,400	294
SAFECO Corp.	5,500	294
* Providian Financial Corp.	16,200	286
Torchmark Corp.	5,400	285
W.R. Berkley Corp.	7,200	284
* The Dun & Bradstreet Corp.	4,300	283
MGIC Investment Corp.	4,400	282
Radian Group, Inc.	5,300	281
The Chicago Mercantile Exchange	800	270
ProLogis REIT	6,064	269
* DST Systems, Inc.	4,900	269
St. Paul Travelers Cos., Inc.	5,889	264
Plum Creek Timber Co. Inc. REIT	6,900	262
Fair Isaac, Inc.	5,800	260
Equifax, Inc.	7,400	259
The PMI Group Inc.	6,400	255
Leucadia National Corp.	5,850	252
HCC Insurance Holdings, Inc.	8,700	248
* AmeriCredit Corp.	10,200	243
Eaton Vance Corp.	9,600	238
Mellon Financial Corp.	7,300	233
The Principal Financial Group, Inc.	4,900	232
* Markel Corp.	700	231
Brown & Brown, Inc.	4,600	229
* Conseco, Inc.	10,800	228
Federated Investors, Inc.	6,700	223
Certegy, Inc.	5,500	220
East West Bancorp, Inc.	6,300	214
IndyMac Bancorp, Inc.	5,400	214
Jefferies Group, Inc.	4,900	213
* WellChoice Inc.	2,800	213
StanCorp Financial Group, Inc.	2,500	211
Raymond James Financial, Inc.	6,500	209
Global Payments Inc.	2,600	202
Janus Capital Group Inc.	13,900	201
* Alleghany Corp.	656	201
Westcorp, Inc.	3,400	200
Reinsurance Group of America, Inc.	4,400	197
BB&T Corp.	5,000	195
UnumProvident Corp.	9,100	187
* CNA Financial Corp.	6,200	185
BOK Financial Corp.	3,840	185
SunTrust Banks, Inc.	2,600	181
Transatlantic Holdings, Inc.	3,150	180
A.G. Edwards & Sons, Inc.	4,000	175
Commerce Bancorp, Inc.	5,700	175
AmerUs Group Co.	3,000	172
Total System Services, Inc.	6,900	161
National City Corp.	4,400	147
Investors Financial Services Corp.	4,300	141
SEI Investments Co.	3,700	139
Downey Financial Corp.	1,900	116
Assurant, Inc.	2,900	110
The Bank of New York Co., Inc.	3,700	109
Instinet Group Inc.	12,016	60
Ryder System, Inc.	1,400	48
Fifth Third Bancorp	1,300	48
* CapitalSource Inc.	2,100	46
BlackRock, Inc.	500	44
First Horizon National Corp.	300	11
PNC Financial Services Group	100	6

		54,758

Health Care (6.7%)
Johnson & Johnson	67,232	4,254
Pfizer Inc.	158,910	3,968
* Amgen, Inc.	28,824	2,296
UnitedHealth Group Inc.	31,874	1,791
Medtronic, Inc.	30,500	1,635
Abbott Laboratories	29,600	1,255
* WellPoint Inc.	15,672	1,188
* Genentech, Inc.	12,400	1,044
Wyeth	21,500	995
Merck & Co., Inc.	34,800	947
Schering-Plough Corp.	40,700	857
Eli Lilly & Co.	15,500	830
Aetna Inc.	8,638	744
Cardinal Health, Inc.	11,190	710
Bristol-Myers Squibb Co.	29,000	698
Guidant Corp.	9,700	668
* Gilead Sciences, Inc.	13,000	634
* Caremark Rx, Inc.	12,600	629
HCA Inc.	13,002	623
* St. Jude Medical, Inc.	11,368	532
* Genzyme Corp.-General Division	7,400	530
* Medco Health Solutions, Inc.	9,478	520
* Zimmer Holdings, Inc.	7,470	515
McKesson Corp.	10,500	498
Stryker Corp.	9,900	489
* Boston Scientific Corp.	18,300	428
* Celgene Corp.	7,800	424
* Coventry Health Care Inc.	4,700	404
AmerisourceBergen Corp.	4,900	379
* Forest Laboratories, Inc.	9,700	378
* Humana Inc.	7,700	369
Omnicare, Inc.	6,500	365
Quest Diagnostics, Inc.	6,900	349
* Express Scripts Inc.	5,600	348
Biomet, Inc.	9,925	344
* Hospira, Inc.	8,060	330
* Barr Pharmaceuticals Inc.	5,775	317
* Laboratory Corp. of America Holdings	6,500	317
* IVAX Corp.	11,546	304
IMS Health, Inc.	11,776	296
* Sepracor Inc.	4,900	289
Health Management Associates Class A	12,212	287
Mylan Laboratories, Inc.	14,850	286
* Varian Medical Systems, Inc.	7,200	284
* MedImmune Inc.	8,324	280
* Patterson Cos	6,600	264
Cooper Cos., Inc.	3,400	260
* Watson Pharmaceuticals, Inc.	7,000	256
* Henry Schein, Inc.	6,000	256
Baxter International, Inc.	6,400	255
DENTSPLY International Inc.	4,600	248
Dade Behring Holdings Inc.	6,400	235
* Lincare Holdings, Inc.	5,700	234
Bausch & Lomb, Inc.	2,800	226
Beckman Coulter, Inc.	4,100	221
* Biogen Idec Inc.	5,460	216
* Stericycle, Inc.	3,600	206
* Chiron Corp.	4,540	198
* Endo Pharmaceuticals Holdings, Inc.	6,500	173
Allergan, Inc.	1,800	165
Universal Health Services Class B	3,400	162
* Health Net Inc.	2,900	137
* American Pharmaceuticals Partners, Inc.	2,950	135
* Kinetic Concepts, Inc.	1,900	108
C.R. Bard, Inc.	1,600	106
Becton, Dickinson & Co.	1,684	88
* Millipore Corp.	1,300	82
* Tenet Healthcare Corp.	6,290	71

		39,930

Integrated Oils (2.6%)
ExxonMobil Corp.	147,444	9,369
Chevron Corp.	45,133	2,921
ConocoPhillips Co.	26,952	1,884
Occidental Petroleum Corp.	5,200	444
Amerada Hess Corp.	3,000	411
Murphy Oil Corp.	6,700	334
Marathon Oil Corp.	2,191	151

		15,514

Other Energy (2.4%)
Valero Energy Corp.	9,284	1,050
Devon Energy Corp.	13,346	916
Burlington Resources, Inc.	11,000	895
Apache Corp.	9,646	725
Anadarko Petroleum Corp.	7,096	679
Baker Hughes, Inc.	10,340	617
EOG Resources, Inc.	7,800	584
XTO Energy, Inc.	12,233	554
Williams Cos., Inc.	19,800	496
Kerr-McGee Corp.	4,568	444
BJ Services Co.	12,200	439
Peabody Energy Corp.	5,200	439
* National Oilwell Varco Inc.	6,439	424
Pioneer Natural Resources Co.	6,500	357
Noble Energy, Inc.	7,400	347
ENSCO International, Inc.	7,200	335
CONSOL Energy, Inc.	4,300	328
* Reliant Energy, Inc.	20,800	321
Patterson-UTI Energy, Inc.	8,502	307
Smith International, Inc.	9,000	300
* Newfield Exploration Co.	6,100	300
Tesoro Petroleum Corp.	4,400	296
* Pride International, Inc.	9,300	265
Arch Coal, Inc.	3,900	263
Range Resources Corp.	6,500	251
Halliburton Co.	3,600	247
Massey Energy Co.	4,800	245
* Cooper Cameron Corp.	3,300	244
Chesapeake Energy Corp.	6,300	241
Rowan Cos., Inc.	6,700	238
Pogo Producing Co.	4,000	236
* FMC Technologies Inc.	5,303	223
* NRG Energy, Inc.	4,500	192
* Dynegy, Inc.	38,400	181
Vintage Petroleum, Inc.	3,100	142
* Grant Prideco, Inc.	115	5
* Hanover Compressor Co.	48	1

		14,127

Materials & Processing (1.8%)
E.I. du Pont de Nemours & Co.	16,900	662
Newmont Mining Corp. (Holding Co.)	12,889	608
Dow Chemical Co.	13,700	571
Praxair, Inc.	11,000	527
Phelps Dodge Corp.	3,800	494
Nucor Corp.	7,000	413
Archer-Daniels-Midland Co.	16,121	398
Precision Castparts Corp.	7,400	393
Monsanto Co.	5,854	367
Alcoa Inc.	14,588	356
Freeport-McMoRan Copper & Gold, Inc. Class B	6,300	306
Fluor Corp.	4,700	303
* Jacobs Engineering Group Inc.	4,300	290
Lyondell Chemical Co.	10,000	286
Ecolab, Inc.	8,700	278
Martin Marietta Materials, Inc.	3,500	275
Sherwin-Williams Co.	6,000	264
Sigma-Aldrich Corp.	4,100	263
United States Steel Corp.	6,200	263
* Energizer Holdings, Inc.	4,400	249
Scotts Miracle-Gro Co.	2,800	246
Forest City Enterprise Class A	6,200	236
The St. Joe Co.	3,500	219
* Sealed Air Corp.	4,600	218
Vulcan Materials Co.	2,900	215
Georgia Pacific Group	6,172	210
Cytec Industries, Inc.	4,800	208
Airgas, Inc.	7,000	207
* Owens-Illinois, Inc.	9,800	202
American Standard Cos., Inc.	4,300	200
Ashland, Inc.	3,400	188
* Pactiv Corp.	9,900	173
Packaging Corp. of America	7,300	142
* Smurfit-Stone Container Corp.	10,688	111
Albemarle Corp.	2,700	102
International Paper Co.	3,300	98
Lafarge North America Inc.	900	61
Ball Corp.	500	18

		10,620

Producer Durables (2.5%)
The Boeing Co.	21,540	1,464
United Technologies Corp.	26,700	1,384
Applied Materials, Inc.	47,000	797
Lockheed Martin Corp.	11,000	671
Illinois Tool Works, Inc.	7,300	601
Caterpillar, Inc.	10,000	588
Danaher Corp.	8,400	452
D. R. Horton, Inc.	10,500	380
* Xerox Corp.	27,700	378
KLA-Tencor Corp.	7,500	366
Pulte Homes, Inc.	8,400	361
* Agilent Technologies, Inc.	10,863	356
Centex Corp.	5,400	349
Rockwell Collins, Inc.	6,900	333
Northrop Grumman Corp.	5,918	322
* NVR, Inc.	350	310
Lennar Corp. Class A	5,100	305
Emerson Electric Co.	4,200	302
* Thermo Electron Corp.	9,075	280
* Lexmark International, Inc.	4,500	275
* LAM Research Corp.	8,900	271
Roper Industries Inc.	6,800	267
* Waters Corp.	6,400	266
* Toll Brothers, Inc.	5,800	259
W.W. Grainger, Inc.	4,000	252
American Power Conversion Corp.	9,700	251
Ryland Group, Inc.	3,500	239
* Alliant Techsystems, Inc.	3,200	239
Ametek, Inc.	5,500	236
Molex, Inc.	8,466	226
MDC Holdings, Inc.	2,800	221
Pall Corp.	8,000	220
Tektronix, Inc.	8,400	212
Herman Miller, Inc.	6,900	209
* Mettler-Toledo International Inc.	3,900	199
Donaldson Co., Inc.	6,400	195
Pentair, Inc.	4,900	179
* Hovnanian Enterprises Inc. Class A	3,300	169
Beazer Homes USA, Inc.	2,500	147
* Teradyne, Inc.	8,000	132
Parker Hannifin Corp.	1,100	71
Graco, Inc.	1,900	65
Deere & Co.	700	43
Lennar Corp. Class B	680	38
KB HOME	400	29
Novellus Systems, Inc.	1,000	25
* Acco Brands Corp.	728	20

		14,954

Technology (6.9%)
Microsoft Corp.	199,100	5,123
Intel Corp.	145,700	3,592
International Business Machines Corp.	34,200	2,744
* Cisco Systems, Inc.	144,300	2,587
Hewlett-Packard Co.	72,612	2,120
* Dell Inc.	57,000	1,949
QUALCOMM Inc.	41,900	1,875
Texas Instruments, Inc.	43,700	1,481
Motorola, Inc.	64,506	1,425
* Apple Computer, Inc.	22,800	1,222
* Oracle Corp.	94,900	1,176
* Corning, Inc.	42,200	816
* Symantec Corp.	35,871	813
General Dynamics Corp.	5,800	693
* EMC Corp.	51,900	672
Adobe Systems, Inc.	17,000	507
Autodesk, Inc.	10,200	474
Computer Associates International, Inc.	16,630	462
Analog Devices, Inc.	11,834	439
Electronic Data Systems Corp.	19,500	438
Maxim Integrated Products, Inc.	10,100	431
* Lucent Technologies, Inc.	130,300	423
* Broadcom Corp.	8,900	417
* Advanced Micro Devices, Inc.	16,400	413
National Semiconductor Corp.	15,300	402
L-3 Communications Holdings, Inc.	4,400	348
* NVIDIA Corp.	10,000	343
* Sun Microsystems, Inc.	85,000	333
Scientific-Atlanta, Inc.	8,400	315
* Intuit, Inc.	6,900	309
Linear Technology Corp.	8,200	308
* Network Appliance, Inc.	12,912	307
* Comverse Technology, Inc.	11,667	306
* Affiliated Computer Services, Inc. Class A	5,300	289
* NCR Corp.	8,936	285
* Altera Corp.	14,800	283
* Jabil Circuit, Inc.	9,100	281
* Computer Sciences Corp.	5,700	270
Intersil Corp.	12,200	266
Microchip Technology, Inc.	8,800	265
* Arrow Electronics, Inc.	8,100	254
* Compuware Corp.	26,600	253
Amphenol Corp.	5,900	238
* Tellabs, Inc.	22,600	238
* Citrix Systems, Inc.	9,200	231
* Ingram Micro, Inc. Class A	12,100	224
Applera Corp.-Applied Biosystems Group	9,300	216
* BMC Software, Inc.	10,100	213
* Avnet, Inc.	8,500	208
* Cadence Design Systems, Inc.	12,400	200
Xilinx, Inc.	5,700	159
* LSI Logic Corp.	14,400	142
* Ceridian Corp.	6,400	133
Rockwell Automation, Inc.	2,400	127
* ADC Telecommunications, Inc.	5,528	126
* Solectron Corp.	31,800	124
* Avaya Inc.	11,300	116
* Freescale Semiconductor, Inc. Class B	4,373	103
Siebel Systems, Inc.	9,610	99
* Sanmina-SCI Corp.	22,908	98
* Synopsys, Inc.	4,800	91
Reynolds & Reynolds Class A	3,300	90
* Juniper Networks, Inc.	3,100	74
* Western Digital Corp.	4,800	62
* BEA Systems, Inc.	6,100	55
* Micron Technology, Inc.	2,600	35
* Unisys Corp.	1,800	12

		41,123

Utilities (2.2%)
Verizon Communications Inc.	52,000	1,700
Sprint Nextel Corp.	58,877	1,400
SBC Communications Inc.	57,344	1,375
* Comcast Corp. Special Class A	27,492	791
BellSouth Corp.	27,000	710
* Comcast Corp. Class A	24,116	709
Edison International	11,600	548
PG&E Corp.	13,200	518
Exelon Corp.	7,800	417
* AES Corp.	25,200	414
Questar Corp.	4,400	388
Kinder Morgan, Inc.	3,700	356
* Cablevision Systems NY Group Class A	9,894	303
CenturyTel, Inc.	7,975	279
* NTL Inc.	4,057	271
TXU Corp.	2,200	248
Energen Corp.	5,600	242
Southern Co.	6,600	236
Western Gas Resources, Inc.	4,600	236
NSTAR	7,900	228
Dominion Resources, Inc.	2,590	223
Alltel Corp.	3,230	210
* U.S. Cellular Corp.	3,800	203
Duke Energy Corp.	6,900	201
	8,900	178
Aqua America, Inc.	4,500	171
Telephone & Data Systems, Inc.	3,000	117
Telephone &Data Systems, Inc. - Special Common Shares	3,000	113
* Qwest Communications International Inc.	26,900	110
SCANA Corp.	1,400	59
FirstEnergy Corp.	700	36
Cinergy Corp.	700	31
NiSource, Inc.	1,077	26
Citizens Communications Co.	937	13
PanAmSat Holding Corp.	440	11

		13,071

Other (1.8%)
General Electric Co.	233,609	7,866
3M Co.	14,600	1,071
ITT Industries, Inc.	3,800	432
Honeywell International Inc.	9,800	368
Fortune Brands, Inc.	3,100	252
Brunswick Corp.	5,600	211
SPX Corp.	4,100	188
Wesco Financial Corp.	480	164

		10,552

TOTAL COMMON STOCKS
(Cost $175,681)		284,714

	FACE Amount ($000)

MUNICIPAL BONDS (51.9%)

Alaska (0.3%)
Matanuska-Susitna Borough AK GO
5.500%, 3/1/2012 (3)	$1,695	1,870

Arizona (1.8%)
Arizona Transp. Board Highway Rev
5.250%, 7/1/2012 (Prere.)	1,965	2,163
5.250%, 7/1/2017	2,215	2,411
Phoenix AZ Civic Improvement Corp. Water System Rev
5.500%, 7/1/2015 (3)	5,525	6,111

		10,685

California (3.0%)
California GO
6.400%, 2/1/2006 (1)	500	506
6.000%, 2/1/2016	2,000	2,317
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)
6.250%, 7/1/2006 (1)	395	405
California Public Works Board Lease Rev. (Dept. of Corrections)
5.000%, 9/1/2011 (2)	1,535	1,622
California State Dept. of Water Resources Power Supply Rev
5.500%, 5/1/2014 (2)	4,065	4,538
5.500%, 5/1/2015 (2)	3,000	3,340
California State Econ. Recovery Bonds
5.000%, 7/1/2015	2,100	2,278
Central Coast California Water Auth. Rev
6.000%, 10/1/2008 (2)	1,000	1,049
Los Angeles CA USD GO
6.000%, 7/1/2008 (3)	1,000	1,080
South Orange County CA Public Finance Auth. Rev
7.000%, 9/1/2006 (1)	875	908

		18,043

Colorado (2.1%)
Colorado Dept. of Transp. Rev
5.250%, 12/15/2013 (2) (Prere.)	3,750	4,164
Colorado Springs CO Util. System Rev
5.375%, 11/15/2013	2,775	3,040
Univ. of Colorado Enterprise System Rev
5.000%, 6/1/2023 (3)	5,025	5,329

		12,533

Delaware (0.2%)
Univ. of Delaware Rev. VRDO
2.810%, 10/3/2005	1,000	1,000

District of Columbia (0.9%)
District of Columbia GO
5.500%, 6/1/2007 (4)	1,490	1,549
5.400%, 6/1/2012 (2)	455	480
District of Columbia Univ. Rev. (George Washington Univ.)
6.000%, 9/15/2011 (1)	3,000	3,304

		5,333

Florida (1.6%)
Florida Turnpike Auth. Rev
5.250%, 7/1/2009 (3)	485	515
5.250%, 7/1/2010 (3)	825	875
Orange County FL School Board VRDO
2.800%, 10/3/2005 (1)	2,320	2,320
Orlando & Orange County FL Expressway Auth. VRDO
2.760%, 10/7/2005 (4)	2,300	2,300
2.760%, 10/7/2005 (4)	450	450
Sunshine State Florida Govt. Financing Comm. Rev. VRDO
2.790%, 10/7/2005 (2)	2,100	2,100
Tampa FL Health System Rev. (Catholic Healthcare East)
5.000%, 11/15/2009 (1)	1,000	1,062

		9,622

Georgia (2.8%)
Atlanta GA Airport Fac. Rev
5.750%, 1/1/2013 (3)	3,370	3,683
Atlanta GA Water & Wastewater Rev. VRDO
2.800%, 10/3/2005 (4)	3,265	3,265
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO
2.820%, 10/3/2005 (2)	1,600	1,600
Georgia GO
5.500%, 7/1/2014	4,000	4,550
Georgia Muni. Electric Power Auth. Rev
6.250%, 1/1/2012 (1)	3,000	3,450

		16,548

Hawaii (0.9%)
Hawaii GO
5.875%, 10/1/2010 (1) (Prere.)	1,870	2,089
5.000%, 10/1/2024 (1)	3,000	3,165

		5,254

Illinois (1.5%)
Chicago IL (City Colleges Improvement) GO
0.000%, 1/1/2012 (3)	2,380	1,877
Illinois GO
5.250%, 8/1/2012 (1)	3,700	4,075
Illinois Sales Tax Rev
0.000%, 12/15/2016 (2)	5,000	3,087

		9,039

Indiana (0.8%)
Indiana Muni. Power Agency Rev
5.250%, 1/1/2015 (1)	4,440	4,818

Louisiana (0.5%)
Louisiana GO
5.500%, 5/15/2015 (3)	2,665	2,902

Maryland (1.6%)
Baltimore MD Consolidated Public Improvement GO
5.000%, 10/15/2017 (2)	2,240	2,428
5.000%, 10/15/2018 (2)	2,365	2,554
5.000%, 10/15/2019 (2)	2,185	2,351
Maryland GO
5.500%, 8/1/2008	2,250	2,401

		9,734

Massachusetts (2.6%)
Chelsea MA GO
5.500%, 6/15/2011 (2)	740	789
5.500%, 6/15/2012 (2)	735	783
Massachusetts Bay Transp. Auth. Rev
5.125%, 3/1/2009 (Prere.)	1,695	1,808
Massachusetts GO
5.500%, 11/1/2013 (3)	2,000	2,242
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)
6.500%, 7/1/2012	1,880	2,075
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)
5.000%, 10/1/2017 (1)	1,000	1,055
Massachusetts Water Pollution Abatement Trust
6.000%, 8/1/2009 (Prere.)	415	461
6.000%, 8/1/2010	1,365	1,504
Massachusetts Water Resources Auth. Rev
5.250%, 8/1/2017 (4)	3,000	3,354
Massachusetts Water Resources Auth. Rev. VRDO
2.750%, 10/7/2005 (2)	1,440	1,440

		15,511

Michigan (2.3%)
Detroit MI City School Dist. GO
5.000%, 5/1/2011 (3)	3,510	3,788
Mason MI Public School Dist. (School Building & Site) GO
5.250%, 5/1/2017 (4)	1,850	2,024
Michigan Building Auth. Rev
5.300%, 10/1/2007 (2) (Prere.)	1,250	1,329
5.125%, 10/15/2008 (Prere.)	3,015	3,188
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)
5.875%, 10/1/2010 (Prere.)	2,110	2,375
Univ. of Michigan Hosp. Rev. VRDO
2.750%, 10/7/2005	1,000	1,000

		13,704

Mississippi (0.9%)
Mississippi GO
5.500%, 12/1/2018	2,750	3,154
5.500%, 12/1/2019	2,000	2,299

		5,453

Missouri (1.3%)
Missouri Health & Educ. Fac. Auth. (Washington Univ.)
6.000%, 3/1/2010 (Prere.)	4,000	4,466
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)
5.500%, 12/1/2015 (4)	2,965	3,209

		7,675

Nebraska (0.1%)
Nebraska Public Power Dist. Rev
5.250%, 1/1/2008 (1) (Prere.)	135	143
5.250%, 1/1/2008 (1) (Prere.)	40	42
5.250%, 1/1/2008 (1) (Prere.)	100	106
5.250%, 1/1/2010 (1)	25	26
5.250%, 1/1/2011 (1)	50	53

		370

Nevada (0.1%)
Clark County NV School Dist. GO
5.900%, 6/15/2006 (3) (Prere.)	750	773

New Jersey (4.4%)
New Jersey GO
5.000%, 7/15/2009	3,000	3,182
New Jersey Transp. Corp. COP
5.500%, 9/15/2011 (2)	3,000	3,306
New Jersey Transp. Trust Fund Auth. Rev
6.000%, 6/15/2007 (Prere.)	250	267
5.000%, 6/15/2008 (Prere.)	1,555	1,632
6.000%, 12/15/2011 (1) (Prere.)	330	377
6.000%, 12/15/2011 (1) (Prere.)	1,440	1,646
6.000%, 12/15/2011 (1) (Prere.)	625	714
5.500%, 12/15/2020 (3)	4,000	4,594
New Jersey Turnpike Auth. Rev
5.500%, 1/1/2025 (2)	5,000	5,816
New Jersey Turnpike Auth. Rev. VRDO
2.710%, 10/7/2005 (3)	4,480	4,480

		26,014

New York (5.3%)
Erie County NY GO
6.125%, 1/15/2011 (3)	610	689
Hempstead NY GO
5.625%, 2/1/2006 (3) (Prere.)	155	160
5.625%, 2/1/2011 (3)	685	705
Huntington NY GO
6.700%, 2/1/2010 (3)	375	426
Long Island NY Power Auth. Electric System Rev
5.500%, 12/1/2009 (2)	2,000	2,170
5.500%, 12/1/2011 (2)	3,000	3,328
5.500%, 12/1/2012 (4) (ETM)	2,000	2,251
Metro. New York Transp. Auth. Rev. (Commuter Fac.)
6.000%, 7/1/2006 (1) (ETM)	1,000	1,024
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)
6.125%, 4/1/2010 (3) (Prere.)	2,110	2,365
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO
2.800%, 10/3/2005 (3)	1,400	1,400
New York City NY Transitional Finance Auth. Rev
5.875%, 5/1/2010 (Prere.)	3,305	3,704
5.375%, 2/1/2013	2,000	2,205
New York City NY Transitional Finance Auth. Rev. VRDO
2.790%, 10/3/2005	1,725	1,725
2.800%, 10/3/2005	1,300	1,300
New York State Dormitory Auth. Rev. (State Univ.)
5.375%, 5/15/2007 (2)	400	415
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)
5.100%, 7/1/2010 (4)	1,500	1,582
New York State Environmental Fac. Corp. PCR (State Water Recovery Fund)
6.350%, 6/15/2006	225	227
New York State Thruway Auth. Rev. (Service Contract)
5.500%, 4/1/2014	4,000	4,391
Suffolk County NY GO
5.000%, 4/1/2007 (3)	1,120	1,154

		31,221

North Carolina (0.8%)
North Carolina Eastern Muni. Power Agency Rev
5.125%, 1/1/2014	2,400	2,527
North Carolina GO
5.000%, 3/1/2020	2,000	2,143

		4,670

Ohio (3.9%)
Butler County OH Transp. Improvement Dist. Rev
6.000%, 4/1/2012 (4)	2,250	2,437
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO
2.750%, 10/7/2005 (1)	3,550	3,550
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)
5.625%, 9/1/2013 (1)	1,775	1,882
Ohio GO
5.500%, 2/1/2019	2,000	2,303
Ohio State Conservation Projects GO
5.000%, 3/1/2017	3,885	4,175
Ohio Water Dev. Auth. PCR
5.000%, 6/1/2017	5,000	5,382
Ohio Water Dev. Auth. Rev
6.000%, 12/1/2008 (2)	75	75
Ohio Water Dev. Auth. Rev. (Pure Water)
5.750%, 12/1/2005 (1)	105	105
Univ. of Toledo OH General Receipts VRDO
2.800%, 10/3/2005 (3)	3,450	3,450

		23,359

Oregon (0.4%)
Oregon State Dept. Administrative Services
5.750%, 4/1/2009 (4) (Prere.)	2,400	2,621

Pennsylvania (1.7%)
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO
2.800%, 10/3/2005	800	800
Northampton County PA Higher Educ. Auth. Rev. (Lehigh Univ.) VRDO
2.730%, 10/7/2005	500	500
Pennsylvania Convention Center Auth. Rev
6.700%, 9/1/2014 (1)	500	507
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO
2.750%, 10/7/2005 LOC	2,340	2,340
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev
5.250%, 12/1/2009 (2) (ETM)	420	449
5.250%, 12/1/2009 (2)	195	208
5.250%, 12/1/2011 (2)	145	155
5.250%, 12/1/2011 (2) (ETM)	310	331
Philadelphia PA Airport Parking Auth
5.750%, 9/1/2008 (2)	1,150	1,231
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO
2.790%, 10/3/2005	2,330	2,330
Philadelphia PA Water & Waste Water Rev
6.250%, 8/1/2009 (1)	1,000	1,107

		9,958

Puerto Rico (1.1%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev
5.250%, 7/1/2014 (3)	2,425	2,709
Puerto Rico Public Finance Corp.
6.000%, 8/1/2026 (4)	3,000	3,721

		6,430

South Carolina (1.7%)
Piedmont SC Muni. Power Agency Rev
0.000%, 1/1/2024 (3)	4,000	1,687
South Carolina GO
5.000%, 7/1/2008	2,250	2,366
South Carolina Transp. Infrastructure Rev
5.250%, 10/1/2013 (2)	5,700	6,309

		10,362

South Dakota (0.2%)
South Dakota Building Auth. Lease Rev
5.250%, 12/1/2010 (2)	1,000	1,043

Tennessee (0.8%)
Memphis TN Electric System Rev
5.000%, 12/1/2010 (1)	2,300	2,474
Metro. Govt. of Nashville & Davidson County TN Water & Sewer Rev
6.500%, 1/1/2009 (3)	2,000	2,202

		4,676

Texas (4.6%)
Austin TX Water & Wastewater System Rev
5.750%, 5/15/2010 (1) (Prere.)	2,200	2,430
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT
5.200%, 5/15/2008	800	828
Carrollton TX Independent School Dist. GO
6.000%, 2/15/2009 (Prere.)	2,925	3,187
Dallas TX Civic Center Refunding & Improvement Rev
4.600%, 8/15/2009 (1)	110	115
4.700%, 8/15/2010 (1)	815	851
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO
2.810%, 10/3/2005	3,600	3,600
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO
2.810%, 10/3/2005	3,610	3,610
Houston TX Water & Sewer System Rev
0.000%, 12/1/2008 (2)	2,750	2,476
Lubbock TX Health Fac. Dev. Corp. Rev. (St. Joseph's Health System)
5.000%, 7/1/2008 (4)	1,645	1,718
San Antonio TX Electric & Gas Rev
5.125%, 2/1/2009	1,000	1,059
San Antonio TX Water Rev
6.500%, 5/15/2010 (1) (ETM)	75	83
Texas Muni. Power Agency Rev
0.000%, 9/1/2010 (2) (ETM)	160	134
Texas Water Dev. Board Rev. VRDO
2.820%, 10/3/2005	1,570	1,570
Univ. of Texas Permanent Univ. Fund Rev
5.250%, 8/15/2018	4,900	5,475

		27,136

Utah (0.8%)
Salt Lake County UT Building Auth. Lease Rev
5.500%, 10/1/2009 (Prere.)	4,340	4,709

Washington (0.4%)
King County WA Library System GO
6.050%, 12/1/2006 (Prere.)	1,000	1,036
Washington GO
6.000%, 6/1/2012	1,000	1,139

		2,175

Wisconsin (0.5%)
Wisconsin GO
5.750%, 5/1/2011 (Prere.)	1,355	1,514
5.750%, 5/1/2011 (Prere.)	1,340	1,497

		3,011

TOTAL MUNICIPAL BONDS
(Cost $300,392)		308,252

TOTAL INVESTMENTS (99.8%)
(Cost $476,073)		592,966

OTHER ASSETS AND LIABILITIES-NET (0.2%)		1,039

NET ASSETS (100%)		$594,005

*Non-income-producing security.
ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP —Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
REIT-Real Estate Investment Trust.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2005, the cost of investment securities for tax purposes was $476,073,000. Net unrealized appreciation of investment securities for tax purposes was $116,893,000, consisting of unrealized gains of $121,500,000 on securities that had risen in value since their purchase and $4,607,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund Schedule of Investments September 30, 2005
	Shares	Market Value ($000)

COMMON STOCKS (100.4%)

Auto & Transportation (4.5%)
Oshkosh Truck Corp.	210,924	$9,103
Landstar System, Inc.	168,586	6,748
Polaris Industries, Inc.	121,481	6,019
* Kansas City Southern	235,518	5,490
Skywest, Inc.	166,707	4,471
* Kirby Corp.	72,359	3,577
Forward Air Corp.	91,327	3,364
* EGL, Inc.	113,000	3,068
Winnebago Industries, Inc.	95,154	2,757
Knight Transportation, Inc.	110,035	2,680
Heartland Express, Inc.	129,399	2,632
Arkansas Best Corp.	73,336	2,557
* Offshore Logistics, Inc.	66,979	2,478
* TBC Corp.	65,035	2,243
* Fleetwood Enterprises, Inc.	162,730	2,002
* Old Dominion Freight Line, Inc.	54,287	1,818
Wabash National Corp.	90,594	1,781
* AAR Corp.	93,600	1,608
Monaco Coach Corp.	76,450	1,127
* Frontier Airlines, Inc.	105,002	1,027
Arctic Cat, Inc.	37,874	778
* Mesa Air Group Inc.	84,673	699
Coachmen Industries, Inc.	41,570	478
Standard Motor Products, Inc.	37,764	306
Superior Industries International, Inc.	2,900	62

		68,873

Consumer Discretionary (16.9%)
SCP Pool Corp.	151,607	5,296
* Quiksilver, Inc.	337,053	4,870
* Waste Connections, Inc.	134,807	4,729
* Sonic Corp.	172,635	4,722
* United Stationers, Inc.	95,667	4,579
* Panera Bread Co.	89,040	4,557
* Take-Two Interactive Software, Inc.	203,799	4,502
The Toro Co.	121,160	4,454
* Tractor Supply Co.	95,905	4,378
* United Natural Foods, Inc.	117,967	4,171
* Guitar Center, Inc.	74,905	4,136
* Men's Wearhouse, Inc.	154,158	4,116
* Zale Corp.	147,577	4,011
* Argosy Gaming Co.	85,124	4,000
* Labor Ready, Inc.	153,500	3,937
* THQ Inc.	179,006	3,816
Arbitron Inc.	91,065	3,628
Wolverine World Wide, Inc.	166,168	3,498
* P.F. Chang's China Bistro, Inc.	75,923	3,404
Phillips-Van Heusen Corp.	105,283	3,266
Watson Wyatt & Co. Holdings	120,368	3,244
* School Specialty, Inc.	66,008	3,220
Ethan Allen Interiors, Inc.	102,461	3,212
Chemed Corp.	74,068	3,210
* CEC Entertainment Inc.	100,696	3,198
Burlington Coat Factory Warehouse Corp.	83,600	3,180
* Aztar Corp.	102,779	3,167
* Jack in the Box Inc.	102,612	3,069
* Electronics Boutique Holdings Corp.	46,701	2,935
* GameStop Corp.	91,100	2,867
ADVO, Inc.	90,631	2,836
* Tetra Tech, Inc.	163,717	2,754
Aaron Rents, Inc. Class B	129,187	2,732
* Shuffle Master, Inc.	100,343	2,652
* Too Inc.	95,300	2,614
* Insight Enterprises, Inc.	140,137	2,607
* Fossil, Inc.	141,429	2,573
* Spectrum Brands Inc.	107,225	2,525
Administaff, Inc.	63,500	2,523
World Fuel Services Corp.	77,656	2,520
* Rare Hospitality International Inc.	97,734	2,512
* Linens 'n Things, Inc.	93,613	2,499
* Genesco, Inc.	65,690	2,446
G & K Services, Inc. Class A	60,591	2,387
ABM Industries Inc.	110,583	2,301
IHOP Corp.	56,417	2,298
* Hibbett Sporting Goods, Inc.	102,657	2,284
* Global Imaging Systems, Inc.	66,280	2,257
* ShopKo Stores, Inc.	87,333	2,229
K-Swiss, Inc.	74,914	2,215
* The Children's Place Retail Stores, Inc.	61,789	2,202
The Pep Boys (Manny, Moe & Jack)	156,090	2,160
* Pinnacle Entertainment, Inc.	117,553	2,155
Nautilus Inc.	96,990	2,141
Stage Stores, Inc.	79,270	2,130
* Select Comfort Corp.	104,057	2,079
Kellwood Co.	79,990	2,068
* Hot Topic, Inc.	130,832	2,010
MAXIMUS, Inc.	55,300	1,977
La-Z-Boy Inc.	148,784	1,962
Sonic Automotive, Inc.	85,719	1,905
* Red Robin Gourmet Burgers	41,297	1,893
* Papa John's International, Inc.	37,300	1,869
* WMS Industries, Inc.	66,080	1,859
Stein Mart, Inc.	89,757	1,822
Oxford Industries, Inc.	40,300	1,818
Cato Corp. Class A	90,800	1,810
Viad Corp.	64,250	1,757
* Heidrick & Struggles International, Inc.	54,106	1,752
Brown Shoe Co., Inc.	52,900	1,746
Triarc Cos., Inc. Class B	111,722	1,706
* Group 1 Automotive, Inc.	61,176	1,688
* GameStop Corp. Class B	58,257	1,654
* K2 Inc.	138,055	1,574
* Steak n Shake Co.	80,900	1,468
* Consolidated Graphics, Inc.	34,060	1,466
* The Dress Barn, Inc.	64,251	1,462
* Ryan's Restaurant Group, Inc.	121,690	1,420
Bowne & Co., Inc.	99,000	1,415
* USANA Health Sciences, Inc.	29,600	1,412
Landry's Restaurants, Inc.	47,731	1,399
* Coinstar, Inc.	73,289	1,357
Russell Corp.	95,700	1,344
Lone Star Steakhouse & Saloon, Inc.	51,583	1,341
The Stride Rite Corp.	104,200	1,336
* Spherion Corp.	175,200	1,332
* JAKKS Pacific, Inc.	77,683	1,261
The Marcus Corp.	62,100	1,244
* The Gymboree Corp.	90,700	1,237
* Jo-Ann Stores, Inc.	67,452	1,167
* Cost Plus, Inc.	63,376	1,150
Pre-Paid Legal Services, Inc.	29,320	1,135
* Cross Country Healthcare, Inc.	60,472	1,122
CDI Corp.	36,000	1,063
* Vertrue Inc.	27,984	1,017
* SOURCECORP, Inc.	45,000	965
* J. Jill Group, Inc.	59,332	939
Central Parking Corp.	59,377	888
Haverty Furniture Cos., Inc.	65,250	798
Movie Gallery, Inc.	73,921	768
* Multimedia Games Inc.	78,374	761
Triarc Cos., Inc. Class A	43,900	738
Christopher & Banks Corp.	52,759	732
* Midas Inc.	36,627	728
Fred's, Inc.	55,300	692
Action Performance Cos., Inc.	54,200	677
* 4Kids Entertainment Inc.	37,907	659
Bassett Furniture Industries, Inc.	33,929	632
* On Assignment, Inc.	73,020	624
Libbey, Inc.	40,100	610
Thomas Nelson, Inc.	31,600	593
National Presto Industries, Inc.	13,740	588
Sturm, Ruger & Co., Inc.	62,850	578
Finish Line, Inc.	37,038	540
* Department 56 Inc.	40,000	500
Lawson Products, Inc.	13,502	496
* Miva Inc.	82,000	494
Russ Berrie and Co., Inc.	34,700	490
* Volt Information Sciences Inc.	23,856	485
Angelica Corp.	26,700	477
* Pegasus Solutions Inc.	51,784	465
Haggar Corp.	16,100	458
Goody's Family Clothing	58,511	443
Startek, Inc.	33,200	438
Hancock Fabrics, Inc.	56,926	383
CPI Corp.	20,300	357
* Ashworth, Inc.	40,851	279
Fedders Corp.	70,700	151
* Applica Inc.	71,900	120

		257,567

Consumer Staples (2.4%)
Flowers Foods, Inc.	150,247	4,099
* NBTY, Inc.	160,879	3,781
Longs Drug Stores, Inc.	87,690	3,761
Ralcorp Holdings, Inc.	85,597	3,588
* Performance Food Group Co.	108,033	3,410
Casey's General Stores, Inc.	145,087	3,366
* TreeHouse Foods Inc.	88,500	2,379
* The Great Atlantic & Pacific Tea Co., Inc.	75,300	2,136
* Hain Celestial Group, Inc.	88,200	1,711
Nash-Finch Co.	36,832	1,554
Lance, Inc.	86,498	1,510
* Peet's Coffee & Tea Inc.	40,000	1,225
J & J Snack Foods Corp.	19,440	1,124
Schweitzer-Mauduit International, Inc.	44,303	989
Nature's Sunshine Inc.	34,705	807
American Italian Pasta Co.	53,200	567
* Hansen Natural Corp.	9,667	455
Sanderson Farms, Inc.	1,839	68

		36,530

Financial Services (16.9%)
Shurgard Storage Centers, Inc. Class A REIT	134,616	7,521
Global Payments Inc.	94,553	7,349
Essex Property Trust, Inc. REIT	66,355	5,972
New Century REIT, Inc.	161,158	5,845
The South Financial Group, Inc.	214,401	5,755
Colonial Properties Trust REIT	127,779	5,684
East West Bancorp, Inc.	160,698	5,470
Hudson United Bancorp	128,031	5,420
Whitney Holdings Corp.	181,512	4,908
First Midwest Bancorp, Inc.	130,845	4,873
UCBH Holdings, Inc.	264,281	4,842
Kilroy Realty Corp. REIT	83,324	4,669
Amegy Bancorporation, Inc.	203,611	4,608
Capital Automotive REIT	118,661	4,593
* Philadelphia Consolidated Holding Corp.	52,983	4,498
* ProAssurance Corp.	89,384	4,172
Zenith National Insurance Corp.	66,235	4,152
Fremont General Corp.	188,207	4,109
* Kronos, Inc.	91,461	4,083
Selective Insurance Group	81,564	3,988
First BanCorp Puerto Rico	232,886	3,940
Hilb, Rogal and Hamilton Co.	102,916	3,841
Delphi Financial Group, Inc.	81,701	3,824
Commercial Federal Corp.	110,300	3,766
United Bankshares, Inc.	107,231	3,748
Gables Residential Trust REIT	84,718	3,698
Downey Financial Corp.	60,034	3,656
UICI	101,147	3,641
John H. Harland Co.	81,290	3,609
* Investment Technology Group, Inc.	121,400	3,593
Chittenden Corp.	134,038	3,553
Lexington Corporate Properties Trust REIT	148,756	3,503
Wintrust Financial Corp.	68,277	3,432
FactSet Research Systems Inc.	96,709	3,408
LandAmerica Financial Group, Inc.	51,920	3,357
Entertainment Properties Trust REIT	74,385	3,320
Provident Bankshares Corp.	95,011	3,304
MAF Bancorp, Inc.	79,515	3,260
Susquehanna Bancshares, Inc.	134,227	3,227
Commercial Net Lease Realty REIT	155,281	3,106
Umpqua Holdings Corp.	127,676	3,105
Central Pacific Financial Co.	87,424	3,076
R.L.I. Corp.	61,444	2,842
Republic Bancorp, Inc.	199,254	2,817
Brookline Bancorp, Inc.	177,503	2,808
EastGroup Properties, Inc. REIT	63,270	2,768
TrustCo Bank NY	216,711	2,715
Stewart Information Services Corp.	52,084	2,667
* First Federal Financial Corp.	47,784	2,571
* Digital Insight Corp.	98,122	2,557
* eFunds Corp.	131,156	2,470
First Republic Bank	65,968	2,324
Sovran Self Storage, Inc. REIT	47,360	2,318
Sterling Financial Corp.	99,911	2,253
United Fire & Casualty Co.	49,100	2,215
BankAtlantic Bancorp, Inc. Class A	129,820	2,206
Boston Private Financial Holdings, Inc.	81,653	2,167
Infinity Property & Casualty Corp.	59,774	2,097
Glenborough Realty Trust, Inc. REIT	104,800	2,012
Financial Federal Corp.	50,200	1,998
NDCHealth Corp.	104,400	1,975
Community Bank System, Inc.	86,935	1,965
Sterling Bancshares, Inc.	131,282	1,931
* NCO Group, Inc.	92,783	1,917
Parkway Properties Inc. REIT	40,600	1,905
Prosperity Bancshares, Inc.	61,500	1,860
Cash America International Inc.	84,800	1,760
BankUnited Financial Corp.	76,883	1,758
PrivateBancorp, Inc.	49,951	1,712
Gold Banc Corp., Inc.	111,348	1,659
Flagstar Bancorp, Inc.	101,151	1,629
Acadia Realty Trust REIT	90,262	1,624
Anchor Bancorp Wisconsin Inc.	53,892	1,589
* World Acceptance Corp.	53,560	1,361
* iPayment Holdings, Inc.	35,699	1,351
* Portfolio Recovery Associates, Inc.	31,153	1,345
Dime Community Bancshares	80,208	1,181
Presidential Life Corp.	61,843	1,113
Irwin Financial Corp.	51,107	1,042
Nara Bancorp, Inc.	56,933	851
SWS Group, Inc.	45,272	742
* Carreker Corp.	63,210	446
* Rewards Network Inc.	61,200	418
* SCPIE Holdings Inc.	29,000	415
* PRG-Schultz International, Inc.	86,072	259
* Piper Jaffray Cos., Inc.	8,500	254

		257,345

Health Care (12.4%)
Cooper Cos., Inc.	126,844	9,717
* Respironics, Inc.	207,160	8,738
* Pharmaceutical Product Development, Inc.	144,242	8,295
* ResMed Inc.	101,294	8,068
* Cerner Corp.	87,199	7,580
* IDEXX Laboratories Corp.	93,749	6,270
Mentor Corp.	108,043	5,943
* Pediatrix Medical Group, Inc.	68,301	5,247
Medicis Pharmaceutical Corp.	156,629	5,100
* Sierra Health Services, Inc.	73,127	5,036
* United Surgical Partners International, Inc.	126,985	4,966
* Sybron Dental Specialties, Inc.	115,903	4,819
* MGI Pharma, Inc.	206,652	4,817
* American Healthways Inc.	95,633	4,055
Invacare Corp.	91,333	3,806
* American Medical Systems Holdings, Inc.	185,957	3,747
* Hologic, Inc.	63,575	3,671
* Haemonetics Corp.	76,048	3,615
* Immucor Inc.	130,585	3,583
Diagnostic Products Corp.	67,439	3,556
* Sunrise Senior Living, Inc.	51,290	3,423
Owens & Minor, Inc. Holding Co.	115,081	3,378
* Priority Healthcare Corp. Class B	111,543	3,108
* Centene Corp.	122,608	3,069
* Biosite Inc.	49,528	3,064
Alpharma, Inc. Class A	119,700	2,977
* ArthroCare Corp.	70,991	2,855
* AMERIGROUP Corp.	148,209	2,834
* Advanced Neuromodulation Systems, Inc.	57,715	2,739
PolyMedica Corp.	69,747	2,437
* CONMED Corp.	85,401	2,381
* AmSurg Corp.	85,683	2,344
* SFBC International, Inc.	52,661	2,338
* Viasys Healthcare Inc.	90,700	2,267
LCA-Vision Inc.	59,500	2,209
* LabOne, Inc.	50,260	2,186
* Integra LifeSciences Holdings	52,934	2,025
Analogic Corp.	39,699	2,001
* Cyberonics, Inc.	62,948	1,878
* DJ Orthopedics Inc.	63,336	1,833
* Amedisys Inc.	44,814	1,748
* SurModics, Inc.	44,679	1,729
* Connetics Corp.	101,375	1,714
* Greatbatch, Inc.	62,119	1,705
* Odyssey Healthcare, Inc.	100,125	1,699
* PAREXEL International Corp.	76,323	1,533
Healthcare Services Group, Inc.	77,017	1,483
* Merit Medical Systems, Inc.	78,321	1,389
* Gentiva Health Services, Inc.	67,800	1,229
* Enzo Biochem, Inc.	78,656	1,208
* Regeneron Pharmaceuticals, Inc.	126,348	1,199
* ICU Medical, Inc.	39,830	1,146
Datascope Corp.	35,358	1,097
* RehabCare Group, Inc.	49,000	1,005
* Noven Pharmaceuticals, Inc.	67,766	949
* Kensey Nash Corp.	28,923	887
Vital Signs, Inc.	16,416	757
Hooper Holmes, Inc.	189,100	743
* ArQule, Inc.	94,040	736
* Savient Pharmaceuticals Inc.	174,675	659
* Possis Medical Inc.	50,020	548
BioLase Technology, Inc.	66,033	471
* Bradley Pharmaceuticals, Inc.	40,880	446
* CryoLife Inc.	62,690	436
* Osteotech, Inc.	49,470	283
* Theragenics Corp.	29,100	86

		188,860

Other Energy (7.6%)
Massey Energy Co.	220,952	11,284
* Cimarex Energy Co.	235,979	10,697
* Unit Corp.	131,573	7,273
Vintage Petroleum, Inc.	158,550	7,239
Frontier Oil Corp.	161,282	7,153
Cabot Oil & Gas Corp.	140,926	7,118
* Cal Dive International, Inc.	111,629	7,078
St. Mary Land & Exploration Co.	162,481	5,947
* Spinnaker Exploration Co.	77,490	5,013
* Stone Energy Corp.	77,684	4,742
* SEACOR Holdings Inc.	59,158	4,294
* Oceaneering International, Inc.	75,381	4,026
* Hydrill Co.	56,088	3,850
CARBO Ceramics Inc.	57,018	3,763
* Swift Energy Co.	82,148	3,758
* Veritas DGC Inc.	97,259	3,562
* Atwood Oceanics, Inc.	38,269	3,223
Penn Virginia Corp.	53,445	3,084
* TETRA Technologies, Inc.	98,405	3,072
* Remington Oil & Gas Corp.	67,902	2,818
* W-H Energy Services, Inc.	81,197	2,632
* Petroleum Development Corp.	47,700	1,829
* Input/Output, Inc.	202,040	1,612
* Dril-Quip, Inc.	32,600	1,565

		116,632

Materials & Processing (11.8%)
Florida Rock Industries, Inc.	147,579	9,458
Hughes Supply, Inc.	191,991	6,259
Commercial Metals Co.	167,407	5,648
* Shaw Group, Inc.	226,849	5,594
Cleveland-Cliffs Inc.	63,058	5,493
AptarGroup Inc.	100,985	5,030
* URS Corp.	122,943	4,966
Quanex Corp.	72,849	4,824
* Lone Star Technologies, Inc.	86,477	4,807
Brady Corp. Class A	141,594	4,381
Corn Products International, Inc.	215,570	4,348
CLARCOR Inc.	148,133	4,254
Reliance Steel & Aluminum Co.	79,783	4,223
Simpson Manufacturing Co.	105,600	4,133
Lennox International Inc.	143,765	3,941
Building Materials Holding Corp.	41,084	3,829
Acuity Brands, Inc.	128,303	3,807
* Maverick Tube Corp.	123,905	3,717
Carpenter Technology Corp.	62,643	3,671
* Armor Holdings, Inc.	84,802	3,647
Watsco, Inc.	67,987	3,611
Texas Industries, Inc.	65,432	3,560
Albany International Corp.	91,878	3,387
Mueller Industries Inc.	105,153	2,920
Delta & Pine Land Co.	103,800	2,741
Universal Forest Products, Inc.	46,277	2,653
* EMCOR Group, Inc.	44,620	2,646
* Ceradyne, Inc.	71,028	2,605
* RTI International Metals, Inc.	65,598	2,581
H.B. Fuller Co.	82,673	2,569
* NCI Building Systems, Inc.	60,900	2,484
* Aleris International Inc.	88,028	2,416
Georgia Gulf Corp.	98,679	2,376
Kaydon Corp.	80,841	2,297
MacDermid, Inc.	71,800	1,885
ElkCorp	51,897	1,856
* Mobile Mini, Inc.	42,764	1,854
* Griffon Corp.	75,265	1,852
Wausau Paper Corp.	147,789	1,849
* Rogers Corp.	47,166	1,825
Barnes Group, Inc.	50,078	1,796
* OM Group, Inc.	82,900	1,669
* Chaparral Steel Co.	66,042	1,666
Deltic Timber Corp.	35,195	1,621
* PolyOne Corp.	266,270	1,614
A. Schulman Inc.	88,793	1,594
Arch Chemicals, Inc.	67,945	1,580
Ryerson Tull, Inc.	73,193	1,559
* Century Aluminum Co.	65,623	1,475
Valmont Industries, Inc.	47,100	1,383
Apogee Enterprises, Inc.	80,800	1,382
Rock-Tenn Co.	89,500	1,351
* Insituform Technologies Inc. Class A	77,398	1,338
WD-40 Co.	48,494	1,286
Neenah Paper Inc.	43,000	1,260
AMCOL International Corp.	63,281	1,207
* Interface, Inc.	137,465	1,135
Myers Industries, Inc.	90,080	1,049
* Caraustar Industries, Inc.	82,686	908
* Brush Engineered Materials Inc.	55,200	877
Steel Technologies, Inc.	32,190	835
* Buckeye Technology, Inc.	95,800	778
The Standard Register Co.	50,570	756
* Material Sciences Corp.	37,425	564
* A.M. Castle & Co.	32,100	562
* Omnova Solutions Inc.	118,300	517
Quaker Chemical Corp.	27,900	485
Pope & Talbot, Inc.	47,400	484
* Lydall, Inc.	46,600	416
Wellman, Inc.	56,045	355
Penford Corp.	25,904	346
* Wolverine Tube, Inc.	43,900	329

		180,174

Producer Durables (11.9%)
* NVR, Inc.	15,790	13,973
Roper Industries Inc.	246,134	9,671
Standard Pacific Corp.	195,438	8,113
MDC Holdings, Inc.	93,236	7,355
IDEX Corp.	148,705	6,327
JLG Industries, Inc.	146,713	5,368
Briggs & Stratton Corp.	148,540	5,138
* Meritage Corp.	65,903	5,052
Engineered Support Systems, Inc.	120,379	4,940
* Varian Semiconductor Equipment Associates, Inc.	107,189	4,542
* Headwaters Inc.	119,826	4,481
The Manitowoc Co., Inc.	86,544	4,349
Cognex Corp.	135,128	4,063
Curtiss-Wright Corp.	62,305	3,845
* ATMI, Inc.	108,552	3,365
* Gardner Denver Inc.	74,507	3,323
* Teledyne Technologies, Inc.	95,988	3,309
* Champion Enterprises, Inc.	218,031	3,222
* Cymer, Inc.	102,456	3,209
* Itron, Inc.	69,477	3,172
* Dionex Corp.	58,334	3,165
* Moog Inc.	98,714	2,914
* Esterline Technologies Corp.	73,131	2,771
Regal-Beloit Corp.	84,000	2,725
Applied Industrial Technology, Inc.	71,742	2,574
Belden CDT Inc.	132,200	2,569
Woodward Governor Co.	28,352	2,411
* Photronics Inc.	119,331	2,315
MTS Systems Corp.	57,234	2,162
Watts Water Technologies, Inc.	73,442	2,119
Baldor Electric Co.	81,060	2,055
* EnPro Industries, Inc.	60,200	2,028
Stewart & Stevenson Services, Inc.	84,266	2,010
M/I Homes, Inc.	35,800	1,943
* Imagistics International Inc.	44,479	1,861
* Electro Scientific Industries, Inc.	82,998	1,856
Technitrol, Inc.	117,500	1,800
* Paxar Corp.	105,956	1,785
* Brooks Automation, Inc.	130,476	1,739
A.O. Smith Corp.	59,686	1,701
* Triumph Group, Inc.	45,700	1,699
* Axcelis Technologies, Inc.	289,588	1,512
* Sonic Solutions, Inc.	70,106	1,507
Cohu, Inc.	63,185	1,494
* Astec Industries, Inc.	49,704	1,411
* FEI Co.	71,600	1,378
CTS Corp.	105,012	1,271
* Veeco Instruments, Inc.	76,623	1,229
* A.S.V., Inc.	50,931	1,154
Helix Technology Corp.	75,641	1,116
* Kulicke & Soffa Industries, Inc.	151,347	1,097
* Ultratech, Inc.	69,113	1,077
* Artesyn Technologies, Inc.	114,712	1,067
* Symmetricom Inc.	135,336	1,048
* C-COR Inc.	139,574	942
* Photon Dynamics, Inc.	48,866	936
* Advanced Energy Industries, Inc.	81,652	879
Vicor Corp.	55,801	845
Standex International Corp.	32,000	843
Skyline Corp.	19,680	800
* Audiovox Corp.	54,900	767
Robbins & Myers, Inc.	33,500	753
Lindsay Manufacturing Co.	33,300	733
C & D Technologies, Inc.	73,300	690
X-Rite Inc.	53,590	665
Applied Signal Technology, Inc.	33,807	645
Keithley Instruments Inc.	42,100	615
* Rudolph Technologies, Inc.	41,340	557
* Littelfuse, Inc.	12,016	338
* Tollgrade Communications, Inc.	38,683	327
* Magnatek, Inc.	83,700	283

		180,998

Technology (9.6%)
* FLIR Systems, Inc.	200,485	5,930
* Hyperion Solutions Corp.	115,498	5,619
* CACI International, Inc.	86,739	5,256
* Trimble Navigation Ltd.	154,298	5,198
* Avid Technology, Inc.	119,034	4,928
* MICROS Systems, Inc.	110,400	4,830
* Microsemi Corp.	180,401	4,607
DRS Technologies, Inc.	80,159	3,957
* Anixter International Inc.	92,835	3,744
* Benchmark Electronics, Inc.	120,123	3,618
* ANSYS, Inc.	91,801	3,533
* Websense, Inc.	68,890	3,528
* Progress Software Corp.	107,407	3,412
* FileNet Corp.	119,347	3,330
* Skyworks Solutions, Inc.	456,880	3,207
* j2 Global Communications, Inc.	70,639	2,855
* Internet Security Systems, Inc.	112,917	2,711
* Coherent, Inc.	89,997	2,635
* Checkpoint Systems, Inc.	109,600	2,600
* Dendrite International, Inc.	123,332	2,478
* WebEx Communications, Inc.	100,378	2,460
* Comtech Telecommunications Corp.	55,588	2,305
* DSP Group Inc.	82,554	2,118
* Intermagnetics General Corp.	74,606	2,084
Black Box Corp.	49,160	2,063
* Aeroflex, Inc.	216,070	2,022
Talx Corp.	60,722	1,991
* Manhattan Associates, Inc.	83,038	1,926
* Hutchinson Technology, Inc.	73,662	1,924
* Power Integrations, Inc.	84,996	1,849
* NETGEAR, Inc.	76,719	1,846
SS&C Technologies, Inc.	49,356	1,808
* Standard Microsystem Corp.	59,605	1,783
* SERENA Software, Inc.	83,478	1,664
* ViaSat, Inc.	64,355	1,651
* Mercury Computer Systems, Inc.	60,318	1,583
Park Electrochemical Corp.	57,898	1,543
Agilysys, Inc.	87,233	1,469
* Exar Corp.	101,004	1,416
* Kopin Corp.	198,933	1,383
* ManTech International Corp.	51,058	1,348
BEI Technologies, Inc.	37,481	1,311
* Synaptics Inc.	69,600	1,308
EDO Corp.	42,427	1,274
Inter-Tel, Inc.	60,088	1,262
Methode Electronics, Inc. Class A	108,600	1,251
* JDA Software Group, Inc.	82,198	1,248
* Adaptec, Inc.	324,278	1,242
* Harmonic, Inc.	212,242	1,235
Bel Fuse, Inc. Class B	33,292	1,213
* Ciber, Inc.	158,475	1,177
* Verity, Inc.	108,533	1,153
* RadiSys Corp.	58,766	1,140
* SPSS, Inc.	46,343	1,112
* MRO Software Inc.	62,146	1,047
* Supertex, Inc.	33,497	1,005
* ScanSource, Inc.	17,661	861
* Bell Microproducts Inc.	84,873	851
* EPIQ Systems, Inc.	36,896	805
Cubic Corp.	44,900	769
* MapInfo Corp.	59,493	729
* Radiant Systems, Inc.	65,924	680
* Pericom Semiconductor Corp.	75,784	670
* Digi International, Inc.	59,454	638
* Ditech Communications Corp.	88,198	594
* PC-Tel, Inc.	60,713	571
* Catapult Communications Corp.	30,177	553
* Phoenix Technologies Ltd.	72,569	546
* Gerber Scientific, Inc.	64,700	507
* Napster, Inc.	126,046	504
* NYFIX, Inc.	86,148	497
* Brooktrout Technology, Inc.	37,300	484
* SBS Technologies, Inc.	46,272	446
* ESS Technology, Inc.	103,154	366
* Planar Systems, Inc.	43,490	357
* Network Equipment Technologies, Inc.	72,900	336
* Captaris Inc.	86,621	326
* Altiris, Inc.	1,500	23

		146,303

Utilities (6.1%)
* Southwestern Energy Co.	235,828	17,310
Energen Corp.	210,762	9,118
UGI Corp. Holding Co.	299,984	8,445
* Southern Union Co.	281,303	7,249
Atmos Energy Corp.	231,243	6,533
Piedmont Natural Gas, Inc.	219,933	5,536
ALLETE, Inc.	86,165	3,947
New Jersey Resources Corp.	78,983	3,632
Cleco Corp.	143,300	3,379
UniSource Energy Corp.	100,029	3,325
Southwest Gas Corp.	110,060	3,015
Northwest Natural Gas Co.	79,216	2,948
* El Paso Electric Co.	138,075	2,879
Avista Corp.	139,400	2,704
Commonwealth Telephone Enterprises, Inc.	62,956	2,373
The Laclede Group, Inc.	61,207	1,989
UIL Holdings Corp.	37,152	1,943
CH Energy Group, Inc.	39,000	1,852
American States Water Co.	48,250	1,614
* General Communication, Inc.	134,340	1,330
* Intrado Inc.	50,979	919
Cascade Natural Gas Corp.	32,700	712
Central Vermont Public Service Corp.	35,414	620
Green Mountain Power Corp.	14,975	493

		93,865

Other (0.3%)
* GenCorp, Inc.	157,300	2,934
Kaman Corp. Class A	66,369	1,357

		4,291

TOTAL COMMON STOCKS
(Cost $963,785)		1,531,438

TEMPORARY CASH INVESTMENT (0.1%)

Money Market Fund (0.1%)
** Vanguard Market Liquidity Fund, 3.744%	517,340	517

TOTAL TEMPORARY CASH INVESTMENT
(Cost $517)		517

TOTAL INVESTMENTS (100.5%)
(Cost $964,302)		1,531,955

OTHER ASSETS AND LIABILITIES—NET (-0.5%)		(6,983)

NET ASSETS (100%)		$1,524,972

  *Non-income-producing security.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $964,302,000. Net unrealized appreciation of investment securities for tax purposes was $567,653,000, consisting of unrealized gains of $577,780,000 on securities that had risen in value since their purchase and $10,127,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed International Fund Schedule of Investments September 30, 2005
	Shares	Market Value ($000)

COMMON STOCKS (99.9%)

Australia (5.3%)
BHP Billiton Ltd.	443,883	$7,581
National Australia Bank Ltd.	198,142	4,996
Commonwealth Bank of Australia	162,346	4,762
Australia & New Zealand Bank Group Ltd.	232,552	4,264
Westpac Banking Corp., Ltd.	229,551	3,700
Woolworths Ltd.	138,531	1,760
Woodside Petroleum Ltd.	61,975	1,701
Rio Tinto Ltd.	37,469	1,694
Macquarie Bank Ltd.	29,183	1,680
Rinker Group Ltd.	125,173	1,592
Wesfarmers Ltd.	49,882	1,531
QBE Insurance Group Ltd.	102,109	1,458
AMP Ltd.	245,460	1,398
Coles Myer Ltd.	154,147	1,209
Foster's Group Ltd.	267,956	1,192
Suncorp-Metway Ltd.	72,823	1,098
Tabcorp Holdings Ltd.	72,364	954
Insurance Australia Group Ltd.	220,034	918
Brambles Industries Ltd.	132,072	896
Telstra Corp. Ltd.	284,791	881
CSL Ltd.	28,135	825
Santos Ltd.	85,337	813
Newcrest Mining Ltd.	50,584	811
Alumina Ltd.	165,260	775
BlueScope Steel Ltd.	104,015	761
Australian Gas Light Co., Ltd.	66,393	753
Orica Ltd.	42,132	676
Amcor Ltd.	129,195	660
Origin Energy Ltd.	112,454	628
Lend Lease Corp.	56,453	604
Boral Ltd.	97,073	598
James Hardie Industries NV	79,988	548
John Fairfax Holdings Ltd.	154,881	538
AXA Asia Pacific Holdings Ltd.	138,948	517
Patrick Corp. Ltd.	94,967	501
Sonic Healthcare Ltd.	42,077	499
Coca-Cola Amatil Ltd.	81,065	491
Aristocrat Leisure Ltd.	53,074	482
Mayne Group Ltd.	108,225	445
Toll Holdings Ltd.	40,901	435
Alinta Ltd.	46,180	419
Australian Stock Exchange Ltd.	19,986	414
Qantas Airways Ltd.	160,334	413
Computershare Ltd.	75,549	382
Perpetual Trustees Australia Ltd.	7,276	376
OneSteel Ltd.	122,231	357
Leighton Holdings Ltd.	32,190	351
Caltex Australia Ltd.	22,370	351
Lion Nathan Ltd.	54,058	347
CSR Ltd.	145,820	345
Iluka Resources Ltd.	51,403	345
Publishing & Broadcasting Ltd.	26,140	329
Macquarie Airports Group	120,935	304
Challenger Financial Services Group Ltd.	95,966	294
Paperlinx Ltd.	121,096	293
Ansell Ltd.	32,961	284
Pacific Brands Ltd.	123,807	270
Cochlear Ltd.	8,995	270
Unitab Ltd.	26,060	261
Harvey Norman Holdings Ltd.	120,957	259
Billabong International Ltd.	25,166	251
APN News & Media Ltd.	65,745	251
SFE Corp. Ltd.	25,314	242
Futuris Corp., Ltd.	147,137	237
Downer EDI Ltd.	49,479	229
DCA Group Ltd.	73,794	221
Babcock & Brown Ltd.	3,884	63

		65,783

Austria (0.4%)
OMV AG	22,620	1,347
Telekom Austria AG	47,318	946
Erste Bank der Oesterreichischen Sparkassen AG	15,061	809
Bank Austria Creditanstalt AG	5,571	627
Oesterreichische Elektrizitaetswirtschafts AG Class A	873	308
Wienerberger AG	7,461	295
* Meinl European Land Ltd.	15,991	284
Voestalpine AG	2,963	262
Boehler-Uddeholm AG	1,306	221
Mayr-Melnhof Karton AG	1,071	156
Andritz AG	1,085	109
Flughafen Wien AG	1,602	108
* RHI AG	1,970	59

		5,531

Belgium (1.3%)
Fortis Group	148,259	4,319
KBC Bank & Verzekerings Holding	23,331	1,897
Electrabel SA	3,581	1,803
Dexia	72,353	1,637
InBev	23,370	929
Solvay SA	7,287	851
Belgacom SA	22,718	774
UCB SA	10,207	542
Delhaize Group	8,277	492
Mobistar SA	4,397	363
Umicore	3,302	362
Colruyt NV	2,588	338
Agfa Gevaert NV	12,460	302
Cofinimmo	1,351	214
Bekaert NV	2,542	209
Euronav SA	6,069	200
D'Ieteren SA	662	158
Compagnie Maritime Belge SA	4,342	152
Omega Pharma SA	2,311	131
Barco NV	1,397	108

		15,781

Denmark (0.8%)
Danske Bank A/S	56,868	1,747
AP Moller-Maersk A/S	144	1,477
Novo Nordisk A/S B Shares	29,294	1,454
TDC A/S	23,644	1,276
* Vestas Wind Systems A/S	20,705	502
Danisco A/S	6,729	456
GN Store Nord A/S	25,167	334
Coloplast A/S B Shares	5,050	309
Novozymes A/S	5,824	301
DSV, De Sammensluttede Vognmaend A/S	2,300	245
Carlsberg A/S B Shares	3,656	215
* Topdanmark A/S	2,500	200
Kobenhavns Lufthavne A/S	760	191
H. Lundbeck A/S	7,318	186
D/S Torm A/S	2,735	157
Bang & Olufsen A/S B Shares	1,709	148
* William Demant A/S	3,100	146
East Asiatic Co. A/S	1,950	145
FLS Industries A/S B Shares	3,799	106
NKT Holding A/S	2,140	91

		9,686

Finland (1.5%)
Nokia Oyj	549,683	9,293
UPM-Kymmene Oyj	66,832	1,343
Stora Enso Oyj R Shares	78,645	1,085
Fortum Oyj	45,615	917
Sampo Oyj A Shares	46,872	746
* Neste Oil Oyj	16,881	625
Metso Oyj	15,640	399
TietoEnator Oyj B Shares	11,475	388
* Kone Oyj	5,325	363
Elisa Oyj Class A	19,793	344
Nokian Renkaat Oyj	12,590	299
Wartsila Oyj B Shares	9,075	290
Rautaruuki Oyj	12,570	283
Kesko Oyj	9,960	277
YIT-Yhtyma Oyj	4,781	204
Pohjola Group PLC D Shares	11,570	186
* Cargotec Corp.	6,157	186
Uponor Oyj	7,590	176
Amer Group Ltd.	8,571	164
Orion-Yhtyma Oyj B Shares	7,300	163
Outokumpu Oyj A Shares	11,200	150
KCI Konecranes Oyj	2,700	125

		18,006

France (9.6%)
Total SA	71,411	19,501
Sanofi-Aventis	130,789	10,866
BNP Paribas SA	98,210	7,497
France Telecom SA	207,302	5,983
Societe Generale Class A	44,116	5,056
AXA	181,747	5,016
Vivendi Universal SA	131,261	4,308
Groupe Danone	29,957	3,254
Suez SA	109,948	3,187
Carrefour SA	68,799	3,186
L'Oreal SA	36,320	2,822
L'Air Liquide SA (Registered)	13,962	2,580
LVMH Louis Vuitton Moet Hennessy	29,776	2,466
Cie. de St. Gobain SA	39,787	2,301
Credit Agricole SA	77,931	2,295
Renault SA	23,975	2,286
* Alcatel SA	158,726	2,137
Schneider Electric SA	26,845	2,127
Lafarge SA	21,998	1,944
Veolia Environnement	37,957	1,610
Vinci SA	18,378	1,588
Pernod Ricard SA	8,187	1,448
PSA Peugeot Citroen	20,448	1,398
Arcelor	59,490	1,395
STMicroelectronics NV	72,614	1,259
Bouygues SA	26,299	1,226
European Aeronautic Defence and Space Co.	33,207	1,183
Accor SA	22,294	1,132
Essilor International SA	12,699	1,055
Lagardere S.C.A	14,622	1,044
Compagnie Generale des Etablissements Michelin SA B Shares	17,033	1,006
Pinault-Printemps-Redoute SA	9,261	978
Unibail Co.	6,387	929
* Alstom	15,981	761
Thomson SA	33,816	707
* Atos Origin SA	8,447	601
Euronext NV	13,092	579
* Cap Gemini SA	13,601	533
Technip SA	8,892	528
Autoroutes du Sud de la France	8,626	501
Sodexho Alliance SA	13,152	498
PagesJaunes SA	17,924	492
Etablissements Economiques du Casino Guichard-Perrachon SA	6,306	450
Valeo SA	10,655	445
Publicis Groupe SA	13,494	431
Safran SA	19,570	424
Thales SA	8,927	416
Klepierre	4,093	412
Dassault Systemes SA	7,746	402
CNP Assurances	5,757	388
Societe Television Francaise 1	13,257	353
Hermes International	1,486	352
Neopost SA	3,609	351
Air France	19,834	333
Imerys SA	3,620	270
* Business Objects SA	7,554	263
Zodiac SA	4,377	259
Gecina SA	2,129	253
Societe BIC SA	3,486	207
Societe des Autoroutes Paris-Rhin-Rhone	2,576	174
SCOR SA	70,384	145
* Societe des Autoroutes du Nord et de l'Est de la France	1,118	70

		117,661

Germany (6.9%)
Siemens AG	98,738	7,648
E.On AG	76,852	7,090
Allianz AG	46,234	6,262
DaimlerChrysler AG (Registered)	115,079	6,138
Deutsche Telekom AG	335,092	6,126
Deutsche Bank AG	62,535	5,862
BASF AG	66,420	5,014
SAP AG	27,255	4,732
RWE AG	51,677	3,433
Bayer AG	82,317	3,029
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	23,137	2,652
* Bayerische Hypo-und Vereinsbank AG	72,706	2,056
Commerzbank AG	62,793	1,720
Deutsche Post AG	71,891	1,688
Volkswagen AG	26,905	1,662
Schering AG	21,740	1,379
Continental AG	16,663	1,376
Deutsche Boerse AG	13,306	1,276
ThyssenKrupp AG	48,312	1,013
Man AG	19,560	1,008
Adidas-Salomon AG	5,741	1,003
Hypo Real Estate Holding AG	18,159	922
Metro AG	16,982	840
Henkel KGaA	8,059	736
Linde AG	9,808	726
Porsche AG	925	714
* Infineon Technologies AG	68,737	681
TUI AG	31,119	666
Volkswagen AG Pfd.	13,519	620
Puma AG	2,072	564
Merck KGaA	6,356	537
Altana AG	9,445	531
Celesio AG	5,475	482
Fresenius Medical Care AG	5,154	471
Deutsche Lufthansa AG	34,530	460
Hochtief AG	8,848	397
RWE AG Pfd.	6,181	357
Fresenius Medical Care AG	4,220	333
IVG Immobilien AG	15,080	311
Heidelberger Druckmaschinen AG	8,900	306
* Qiagen NV	21,725	282
Wincor Nixdorf AG	2,733	264
ProSieben Sat.1 Media AG	13,883	241
MLP AG	10,390	218
Beiersdorf AG	1,817	209
Suedzucker AG	6,032	137
* EPCOS AG	10,110	133
Douglas Holding AG	3,391	129
* Premier AG	3,163	89
* Karstadt Quelle AG	5,141	70

		84,593

Greece (0.6%)
National Bank of Greece SA	34,849	1,399
Alpha Credit Bank SA	32,444	922
Greek Organization of Football Prognostics	27,092	846
EFG Eurobank Ergasias	22,597	704
* Hellenic Telecommunication Organization SA	26,680	536
Bank of Piraeus	21,225	446
Cosmote Mobile Communications SA	19,150	382
Coca-Cola Hellenic Bottling Co. SA	12,307	358
* Commercial Bank of Greece SA	12,024	355
Public Power Corp.	14,460	319
Titan Cement Co. SA	6,400	214
Hellenic Petroleum SA	11,990	187
Hyatt Regency Hotels and Tourism SA	10,000	124
Intracom SA	13,110	91
Viohalco, Hellenic Copper & Aluminum Industry SA	12,610	87
Germanos SA	5,200	84
Hellenic Technodomiki Tev SA	12,776	68
Technical Olympic SA	8,000	54
Hellenic Exchanges SA	5,500	51
Folli-Follie SA	1,400	42
Hellenic Duty Free Shops SA	1,100	21

		7,290

Hong Kong (1.7%)
Hutchison Whampoa Ltd.	254,512	2,638
Cheung Kong Holdings Ltd.	194,000	2,197
Sun Hung Kai Properties Ltd.	172,064	1,788
CLP Holdings Ltd.	233,232	1,392
Hang Seng Bank Ltd.	97,943	1,318
Swire Pacific Ltd. A Shares	126,198	1,164
Hong Kong Electric Holdings Ltd.	188,600	942
Hong Kong & China Gas Co., Ltd.	429,177	887
Boc Hong Kong Holdings Ltd.	427,000	858
Esprit Holdings Ltd.	106,072	793
Wharf Holdings Ltd.	174,215	681
Bank of East Asia Ltd.	199,549	585
Henderson Land Development Co. Ltd.	104,006	521
Hang Lung Properties Ltd.	291,700	466
New World Development Co., Ltd.	342,150	452
Hong Kong Exchanges & Clearing Ltd.	121,000	416
Li & Fung Ltd.	167,850	389
Sino Land Co.	255,000	311
Kerry Properties Ltd.	118,000	299
* Hutchison Telecommunications International Ltd.	202,000	293
MTR Corp.	133,000	279
Hysan Development Co., Ltd.	110,000	276
Techtronic Industries Co., Ltd.	100,000	256
PCCW Ltd.	375,000	245
Cathay Pacific Airways Ltd.	127,170	227
Cheung Kong Infrastructure Holdings Ltd.	59,000	198
Hopewell Holdings Ltd.	74,000	196
Shangri-La Asia Ltd.	117,059	190
Television Broadcasts Ltd.	29,000	177
Yue Yuen Industrial (Holdings) Ltd.	57,500	158
Johnson Electric Holdings Ltd.	148,498	143
Kingboard Chemical Holdings Ltd.	42,000	105
Orient Overseas International Ltd.	25,300	95
Giordano International Ltd.	129,000	89
Solomon Systech International Ltd.	224,000	81
ASM Pacific Technology Ltd.	16,500	81
Wing Hang Bank Ltd.	9,000	66
Texwinca Holdings Ltd.	72,000	49
SCMP Group Ltd.	79,863	30

		21,331

Ireland (0.8%)
Allied Irish Banks PLC	105,010	2,249
Bank of Ireland	124,873	1,977
CRH PLC	62,965	1,711
Irish Life & Permanent PLC	37,932	694
* Elan Corp. PLC	62,137	562
Kerry Group PLC A Shares	18,207	427
Independent News & Media PLC	98,140	287
* Grafton Group PLC	27,589	280
Eircom Group PLC	100,453	238
* Ryanair Holdings PLC	24,757	202
DCC PLC	9,780	197
Kingspan Group PLC	13,404	175
Paddy Power PLC	9,665	171
IAWS Group PLC	7,418	108
Fyffes PLC	33,722	103
C&C Group PLC	16,304	98
Greencore Group PLC	13,017	57
* Eircom Group PLC	41,855	44

		9,580

Italy (3.8%)
ENI SpA	321,191	9,558
ENEL SpA	545,102	4,703
Telecom Italia SpA	1,340,215	4,371
Assicurazioni Generali SpA	115,858	3,669
Unicredito Italiano SpA	533,357	3,020
Telecom Italia SpA RNC	772,588	2,159
San Paolo-IMI SpA	136,583	2,130
Banca Intesa SpA	397,506	1,861
Mediaset SpA	95,277	1,131
Mediobanca Banca di Credito Finanziaria SpA	53,842	1,064
Capitalia SpA	188,716	1,036
Banco Popolare di Verona e Novara Scarl SpA	49,675	941
Riunione Adriatica di Sicurta SpA	40,932	937
Autostrade SpA	35,565	918
Banche Popolari Unite Scarl SpA	45,043	918
Snam Rete Gas SpA	133,425	781
Alleanza Assicurazioni SpA	58,864	730
Finmeccanica SpA	33,901	676
Banca Monte dei Paschi di Siena SpA	150,573	671
* Fiat SpA	67,403	605
Banca Intesa SpA Non Convertible Risp	131,652	576
* Banca Nazionale del Lavoro (BNL) SpA	147,599	476
Banca Popolare di Milano SpA	45,909	472
Terna SpA	156,743	406
Banca Antonveneta SpA	12,703	402
Luxottica Group SpA	15,894	397
Pirelli & C. Accomandita per Azioni SpA	293,329	312
* Edison SpA	127,673	286
Banca Fideuram SpA	41,244	238
* Seat Pagine Gialle SpA	457,790	227
Lottomatica SpA	5,902	225
FinecoGroup SpA	23,311	213
Mediolanum SpA	29,536	204
Autogrill SpA	12,148	172
Bulgari SpA	13,389	151
Italcementi SpA	8,752	137
Mondadori (Arnoldo) Editore SpA	13,486	136
* Telecom Italia Media SpA	200,572	132
Gruppo Editoriale L'Espresso SpA	19,257	109
* Tiscali SpA	17,212	60
Benetton Group SpA	4,600	49
* Parmalat Finanziaria SpA	34,147	0

		47,259

Japan (23.6%)
Toyota Motor Corp.	358,700	16,578
Mitsubishi Tokyo Financial Group Inc.	621	8,142
Takeda Pharmaceutical Co. Ltd.	111,900	6,710
Mizuho Financial Group, Inc.	1,040	6,659
Honda Motor Co., Ltd.	99,700	5,677
Sumitomo Mitsui Financial Group, Inc.	566	5,371
Canon, Inc.	95,500	5,191
Matsushita Electric Industrial Co., Ltd.	259,034	4,425
Sony Corp.	122,300	4,055
* UFJ Holdings Inc.	485	4,022
NTT DoCoMo, Inc.	2,172	3,896
Tokyo Electric Power Co.	145,600	3,694
Nomura Holdings Inc.	223,400	3,481
Nissan Motor Co., Ltd.	287,700	3,314
Nippon Telegraph and Telephone Corp.	649	3,224
* Seven and I Holdings Co., Ltd.	97,020	3,219
Millea Holdings, Inc.	187	3,020
Nippon Steel Corp.	779,000	2,937
Mitsubishi Corp.	144,500	2,864
Astellas Pharma Inc.	68,114	2,578
Hitachi Ltd.	402,000	2,561
East Japan Railway Co.	439	2,514
Mitsui & Co., Ltd.	184,000	2,314
Shin-Etsu Chemical Co., Ltd.	50,000	2,195
Kansai Electric Power Co., Inc.	99,100	2,194
JFE Holdings, Inc.	65,400	2,136
Fuji Photo Film Co., Ltd.	63,300	2,096
Denso Corp.	68,500	1,998
Mitsubishi Estate Co., Ltd.	144,000	1,984
Orix Corp.	10,400	1,888
Sumitomo Metal Industries Ltd.	531,000	1,871
Chubu Electric Power Co.	75,300	1,842
Mitsui Sumitomo Insurance Co.	157,880	1,841
Japan Tobacco, Inc.	115	1,819
Bridgestone Corp.	83,000	1,790
KDDI Corp.	314	1,785
Aeon Co., Ltd.	86,200	1,737
Sharp Corp.	119,000	1,734
T & D Holdings, Inc.	28,900	1,731
Softbank Corp.	30,700	1,716
Kao Corp.	69,000	1,709
Fanuc Co., Ltd.	20,800	1,694
Toshiba Corp.	371,000	1,646
Mitsui Fudosan Co., Ltd.	104,000	1,573
* Daiichi Sankyo Co., Ltd.	76,663	1,573
Central Japan Railway Co.	198	1,548
* Resona Holdings Inc.	595	1,547
Murata Manufacturing Co., Ltd.	27,300	1,535
Komatsu Ltd.	110,000	1,507
Nintendo Co.	12,800	1,504
Sompo Japan Insurance Inc.	110,000	1,466
Kyocera Corp.	20,900	1,461
Mitsubishi Electric Corp.	222,000	1,429
Mitsubishi Heavy Industries Ltd.	397,000	1,412
Ricoh Co.	87,000	1,367
* Hoya Corp.	39,900	1,359
Fujitsu Ltd.	203,000	1,349
Dai-Nippon Printing Co., Ltd.	83,000	1,347
Nippon Oil Corp.	153,000	1,346
NEC Corp.	245,400	1,339
Secom Co., Ltd.	27,000	1,310
Sumitomo Corp.	120,000	1,276
Daiwa Securities Group Inc.	162,000	1,275
Eisai Co., Ltd.	29,200	1,255
Tohoku Electric Power Co.	56,000	1,249
Sumitomo Electric Industries Ltd.	90,000	1,221
Asahi Glass Co., Ltd.	115,000	1,210
Sumitomo Trust & Banking Co., Ltd.	145,000	1,201
Tokyo Gas Co., Ltd.	294,000	1,198
Rohm Co., Ltd.	13,600	1,187
Bank of Yokohama Ltd.	155,000	1,186
Itochu Corp.	169,000	1,169
Takefuji Corp.	14,120	1,106
Nitto Denko Corp.	19,400	1,098
Kyushu Electric Power Co., Inc.	48,100	1,074
Kirin Brewery Co., Ltd.	97,000	1,071
Keyence Corp.	4,210	1,065
Tokyo Electron Ltd.	19,800	1,062
Nikko Securities Co., Ltd.	89,500	1,045
TDK Corp.	14,500	1,042
Sumitomo Chemical Co.	165,000	1,024
SMC Corp.	7,500	1,005
Mitsui Osk Lines Ltd.	120,000	964
Osaka Gas Co., Ltd.	275,000	964
Daiwa House Industry Co., Ltd.	70,000	920
Kobe Steel Ltd.	295,000	901
Mitsui Trust Holding Inc.	64,100	894
Daikin Industries Ltd.	33,000	890
Sekisui House Ltd.	71,000	876
West Japan Railway Co.	227	860
Ajinomoto Co., Inc.	81,000	852
Sumitomo Realty & Development Co.	57,000	850
Yamato Transport Co., Ltd.	51,000	843
Mitsubishi Chemical Corp.	247,000	834
Advantest Corp.	10,500	822
Asahi Kasei Corp.	149,000	819
Kubota Corp.	117,000	816
Shizuoka Bank Ltd.	78,000	809
Nippon Yusen Kabushiki Kaisha Co.	120,000	808
Terumo Corp.	24,500	793
Toray Industries, Inc.	148,000	791
Toppan Printing Co., Ltd.	72,000	764
Dentsu Inc.	267	762
Promise Co., Ltd.	10,200	761
Aiful Corp.	9,000	758
Shinsei Bank, Ltd.	118,000	748
Credit Saison Co., Ltd.	16,800	743
Aisin Seiki Co., Ltd.	26,000	742
Chugai Pharmaceutical Co., Ltd.	38,300	734
Chiba Bank Ltd.	86,000	703
Yamada Denki Co., Ltd.	9,200	702
Nippon Mining Holdings Inc.	87,500	691
Marubeni Corp.	144,000	673
Acom Co., Ltd.	9,140	667
Electric Power Development Co., Ltd.	19,700	659
Ohbayashi Corp.	94,000	651
Tokyu Corp.	122,000	650
Sumitomo Metal Mining Co.	69,000	641
Marui Co., Ltd.	37,300	633
OJI Paper Co., Ltd.	114,000	626
Nippon Express Co., Ltd.	122,000	605
* Yahoo Japan Corp.	506	603
Kajima Corp.	126,000	601
Yahoo Japan Corp.	506	597
Omron Corp.	24,300	595
Kinki Nippon Railway Co.	175,190	594
NTT Data Corp.	150	583
Olympus Corp.	26,000	579
Asahi Breweries Ltd.	45,500	578
Shiseido Co., Ltd.	39,000	565
Shimizu Corp.	85,000	558
Daito Trust Construction Co., Ltd.	12,700	557
Taisei Corp.	131,000	540
JS Group Corp.	31,512	538
ToneGeneral Sekiyu K.K	46,000	534
Teijin Ltd.	91,000	532
Bank of Fukuoka, Ltd.	73,000	528
Hokkaido Electric Power Co., Ltd.	24,400	521
Odakyu Electric Railway Co.	95,000	519
Chiyoda Corp.	27,000	498
Shionogi & Co., Ltd.	36,000	493
Nippon Electric Glass Co., Ltd.	27,000	491
Yokogawa Electric Corp.	31,000	487
Joyo Bank Ltd.	79,000	484
Mitsui Mining & Smelting Co., Ltd.	82,000	479
JGC Corp.	26,000	478
Fast Retailing Co., Ltd.	6,200	473
Showa Denko K.K	147,000	473
Leopalace21 Corp.	19,200	467
Taiheiyo Cement Corp.	124,000	466
Keihin Electric Express Railway Co., Ltd.	74,000	465
Nisshin Steel Co.	134,000	464
Oriental Land Co., Ltd.	8,000	459
Alps Electric Co., Ltd.	28,000	459
INPEX Corp.	59	458
Keio Electric Railway Co., Ltd.	82,000	454
Konica Minolta Holdings, Inc.	49,500	452
Tobu Railway Co., Ltd.	111,000	445
Hoya Corp.	13,300	444
NGK Spark Plug Co.	30,000	437
Hokuhoku Financial Group, Inc.	115,000	436
* Furukawa Electric Co.	85,000	434
Yamaha Motor Co., Ltd.	20,800	432
JSR Corp.	20,300	423
Teikoku Oil Co., Ltd.	39,000	423
Sumitomo Heavy Industries Ltd.	59,000	421
Kaneka Corp.	32,000	420
Nikon Corp.	33,000	419
NSK Ltd.	75,000	416
Hirose Electric Co., Ltd.	3,500	410
Mitsui Chemicals, Inc.	69,000	409
Mitsubishi Gas Chemical Co.	61,000	409
Nissin Food Products Co., Ltd.	15,500	404
Kuraray Co., Ltd.	45,000	401
Kawasaki Kisen Kaisha Ltd.	55,000	399
Takashimaya Co.	31,000	397
NGK Insulators Ltd.	31,000	396
Fujikura Ltd.	64,000	395
* Sanyo Electric Co., Ltd.	158,000	391
Nippon Paper Group, Inc.	105	382
Mitsukoshi, Ltd.	78,000	379
ZEON Corp.	34,000	373
* Ishikawajima-Harima Heavy Industries Co.	183,000	372
Mitsubishi Materials Corp.	104,000	369
Tokyo Tatemono Co., Ltd.	45,000	368
NTN Corp.	61,000	368
Nidec Corp.	6,100	366
Shinko Securities Co., Ltd.	98,000	366
NOK Corp.	12,200	366
Sekisui Chemical Co.	51,000	365
*1 Nidec Corp.	6,100	363
Taisho Pharmaceutical Co.	20,000	362
* Namco Bandai Holdings Inc.	21,500	358
Showa Shell Sekiyu K.K	26,100	358
Tokyu Land Corp.	55,000	357
Kawasaki Heavy Industries Ltd.	139,000	353
Trend Micro Inc.	11,000	352
Stanley Electric Co.	23,100	351
Ibiden Co., Ltd.	8,300	348
Isetan Co.	21,400	343
Yamaha Corp.	19,500	340
Matsushita Electric Works, Ltd.	34,000	339
CSK Corp.	7,600	337
Tosoh Corp.	78,000	333
Casio Computer Co.	22,700	332
Yakult Honsha Co., Ltd.	13,000	330
Sankyo Co., Ltd.	6,200	328
Kyowa Hakko Kogyo Co.	41,000	320
Shimano, Inc.	11,700	317
Sega Sammy Holdings Inc.	7,944	316
Nisshin Seifun Group Inc.	31,900	312
Kikkoman Corp.	32,000	309
* Sega Sammy Holdings Inc.	7,944	308
Citizen Watch Co., Ltd.	36,900	302
Nomura Research Institute, Ltd.	2,600	302
Daimaru, Inc.	25,000	295
Oki Electric Industry Co. Ltd.	86,000	294
Seiko Epson Corp.	11,300	293
Amada Co., Ltd.	36,000	289
The Suruga Bank, Ltd.	26,000	287
FamilyMart Co., Ltd.	9,500	286
Ushio Inc.	14,000	285
Japan Airlines System Co.	107,000	284
Dai-Nippon Ink & Chemicals, Inc.	86,000	284
THK Co., Inc.	11,300	283
Ube Industries Ltd.	103,000	279
Toto Ltd.	35,000	278
Ebara Corp.	65,000	278
77 Bank Ltd.	37,000	274
Fuji Electric Holdings Co., Ltd.	68,000	272
Fuji Television Network, Inc.	121	271
Gunma Bank Ltd.	42,000	271
Pioneer Corp.	18,900	271
Dowa Mining Co. Ltd.	32,000	270
Toyo Seikan Kaisha Ltd.	18,000	269
Canon Sales Co. Inc.	13,000	269
Benesse Corp.	7,100	268
Mabuchi Motor Co.	5,400	267
Makita Corp.	13,000	266
Skylark Co., Ltd.	17,900	265
Mitsubishi Logistics Corp.	22,000	261
Mitsubishi Rayon Co., Ltd.	57,000	256
Onward Kashiyama Co., Ltd.	16,000	255
Sanwa Shutter Corp.	42,000	253
Uny Co., Ltd.	19,000	251
Lawson Inc.	6,600	250
Softbank Investment Corp.	584	246
Shimamura Co., Ltd.	2,200	245
Konami Corp.	10,700	242
Hitachi Chemical Co., Ltd.	11,400	239
Aeon Credit Service Co. Ltd.	3,270	239
Toyota Tsusho Corp.	13,000	238
JAFCO Co., Ltd.	3,600	237
Toho Co., Ltd.	14,700	234
* Elpida Memory Inc.	7,900	233
Koyo Seiko Co., Ltd.	15,000	228
Nissan Chemical Industries, Ltd.	18,000	227
House Foods Industry Corp.	14,900	227
Kamigumi Co., Ltd.	28,000	224
MEDICEO Holdings Co., Ltd.	13,400	215
NEC Electronics Corp.	6,400	214
Hitachi Construction Machinery Co.	11,000	212
Denki Kagaku Kogyo K.K	57,000	207
Kurita Water Industries Ltd.	11,100	203
Uni-Charm Corp.	4,600	199
Katokichi Co., Ltd.	30,200	199
USS Co., Ltd.	2,780	198
Nippon Meat Packers, Inc.	18,000	196
Tanabe Seiyaku Co., Ltd.	19,000	193
Hino Motors, Ltd.	28,000	191
Bank of Kyoto Ltd.	19,000	191
eAccess Ltd.	251	190
Nippon Sheet Glass Co., Ltd.	42,000	190
Daicel Chemical Industries Ltd.	29,000	189
Nippon Sanso Corp.	30,000	189
Kose Corp.	5,500	188
Ryohin Keikaku Co., Ltd.	2,900	187
Comsys Holdings Corp.	16,000	187
Amano Corp.	12,000	187
Aoyama Trading Co., Ltd.	6,600	186
Net One Systems Co., Ltd.	94	186
Mitsui Engineering & Shipbuilding Co., Ltd.	76,000	182
All Nippon Airways Co., Ltd.	57,000	178
Asatsu-DK Inc.	5,600	175
Wacoal Corp.	13,000	172
Toyo Suisan Kaisha, Ltd.	10,000	171
Dai-Nippon Screen Manufacturing Co., Ltd.	26,000	171
Kokuyo Co., Ltd.	12,200	169
Sapparo Holdings Ltd.	32,000	168
Meiji Seika Kaisha Ltd.	32,000	167
The Nishi-Nippon City Bank, Ltd.	33,000	165
Nitori Co., Ltd.	1,950	164
Oracle Corp. Japan	3,700	164
Toyobo Ltd.	66,000	164
Susuken Co., Ltd.	5,560	161
Nippon Shokubai Co., Ltd.	15,000	160
Nisshinbo Industries, Inc.	18,000	157
Seino Transportation Co., Ltd.	17,000	156
Shimachu Co.	6,100	156
Minebea Co., Ltd.	37,000	153
Daido Steel Co., Ltd.	23,000	149
Matsumotokiyoshi Co., Ltd.	4,500	147
Ito En, Ltd.	3,100	145
Sumitomo Osaka Cement Co., Ltd.	45,000	144
Tokyo Steel Manufacturing Co.	9,200	144
Tokyo Broadcasting System, Inc.	6,200	144
Hitachi Capital Corp.	6,700	142
Kansai Paint Co., Ltd.	22,000	139
Sanken Electric Co., Ltd.	12,000	139
Meiji Dairies Corp.	25,000	138
Tokuyama Corp.	14,000	138
Meitec Corp.	4,300	138
Santen Pharmaceutical Co. Ltd.	5,200	135
Mitsubishi Securities Co., Ltd.	12,000	135
Taiyo Yuden Co., Ltd.	12,000	133
Gunze Ltd.	26,000	131
Sumitomo Bakelite Co. Ltd.	19,000	131
Kinden Corp.	15,000	130
Nishimatsu Construction Co.	31,000	130
Okumura Corp.	21,000	129
Nippon Light Metal Co.	46,000	127
Takara Holdings Inc.	20,000	127
Nippon Kayaku Co., Ltd.	16,000	127
Toyoda Gosei Co., Ltd.	6,600	126
Autobacs Seven Co., Ltd.	3,200	125
Komori Corp.	7,000	125
Itochu Techno-Science Corp.	3,500	123
Yamazaki Baking Co., Ltd.	14,000	123
Toda Corp.	24,000	122
Central Glass Co., Ltd.	21,000	121
Nichirei Corp.	29,000	120
Sumitomo Rubber Industries Ltd.	10,000	120
Obic Co., Ltd.	700	119
Hankyu Department Stores, Inc.	15,000	118
* Sojitz Holdings Corp.	20,600	118
E*Trade Securities Co., Ltd.	26	115
Coca-Cola West Japan Co. Ltd.	5,100	114
Circle K Sunkus Co., Ltd.	4,700	113
Aderans Co. Ltd.	4,000	109
Index Corp.	79	108
*1 Index Corp.	79	108
Q.P. Corp.	11,200	107
Tokyo Style Co.	10,000	106
Uniden Corp.	7,000	103
Alfresa Holdings Corp.	2,200	103
Hakuhodo DY Holdings Inc.	1,500	100
Rinnai Corp.	4,000	92
Mitsumi Electric Co., Ltd.	8,900	91
SFCG Co., Ltd.	350	91
Hitachi Cable Ltd.	22,000	90
Hikari Tsushin, Inc.	1,400	89
* Yaskawa Electric Corp.	11,000	85
Fuji Soft ABC Inc.	3,200	84
TIS Inc.	4,000	84
Kaken Pharmaceutical Co.	10,000	75
Ishihara Sangyo Kaisha Ltd.	35,000	74
Sanden Corp.	16,000	73
The Goodwill Group, Inc.	47	72
NHK Spring Co.	9,000	66
Keisei Electric Railway Co., Ltd.	12,000	66
Matsui Securities Co., Ltd.	5,400	66
Nichii Gakkan Co.	2,630	64
Takuma Co., Ltd.	8,000	64
Anritsu Corp.	10,000	54
Hitachi Software Engineering Co., Ltd.	3,100	50
Ariake Japan Co., Ltd.	2,090	48
Glory Ltd.	1,500	29

		290,567

Netherlands (3.2%)
ING Groep NV	236,289	7,066
ABN-AMRO Holding NV	213,976	5,143
Unilever NV	70,457	5,033
Koninklijke (Royal) Philips Electronics NV	160,555	4,296
Aegon NV	177,073	2,643
Koninklijke KPN NV	267,968	2,413
* Koninklijke Ahold NV	194,136	1,477
Akzo Nobel NV	32,763	1,435
Reed Elsevier NV	84,251	1,165
TNT NV	46,624	1,160
Heineken NV	30,966	1,000
* ASML Holding NV	55,558	918
Verenigde Nederlandse Uitgeversbedrijven NV	28,163	888
DSM NV	19,697	777
* Koninklijke Numico NV	17,278	759
Wolters Kluwer NV	31,060	579
Rodamco Europe NV	6,651	578
Vedior NV	27,702	395
Corio NV	6,680	389
Wereldhave NV	3,482	370
* Hagemeyer NV	103,010	305
SBM Offshore NV	3,287	275
Randstad Holding NV	6,780	262
Oce NV	14,608	230
Buhrmann NV	13,750	167
Getronics NV	12,395	152

		39,875

New Zealand (0.2%)
Telecom Corp. of New Zealand Ltd.	249,801	1,044
Fletcher Building Ltd.	53,649	295
Sky City Entertainment Group Ltd.	82,761	276
Contact Energy Ltd.	46,220	243
Auckland International Airport Ltd.	133,232	211
* Sky Network Television Ltd.	42,839	183
Carter Holt Harvey Ltd.	62,848	110
Fisher & Paykel Healthcare Corp. Ltd.	36,640	95
The Warehouse Group Ltd.	34,171	92
Fisher & Paykel Appliances Holdings Ltd.	24,054	59
* Tower Ltd.	33,196	53
Waste Management NZ Ltd.	9,000	38

		2,699

Norway (0.8%)
Statoil ASA	84,936	2,105
Norsk Hydro ASA	18,382	2,056
DnB NOR ASA	89,880	930
Telenor ASA	96,326	865
Orkla ASA	22,705	863
Yara International ASA	20,852	379
Storebrand ASA	36,400	357
Frontline Ltd.	7,360	328
Schibsted ASA	8,280	259
* Stolt Offshore SA	21,455	251
Tandberg ASA	18,500	249
* Petroleum Geo-Services ASA	6,240	199
Norske Skogindustrier ASA	12,400	184
Tomra Systems ASA	23,800	170
* Tandberg Television ASA	9,271	122
Stolt-Nielsen SA	2,747	111
Smedvig ASA A Shares	3,320	82
ProSafe ASA	1,531	57
* Norske Skogindustrier ASA Rights Exp. 10/13/05	12,400	22

		9,589

Portugal (0.3%)
Portugal Telecom SGPS SA	92,023	842
Electricidade de Portugal SA	256,668	719
Banco Comercial Portugues SA	244,400	682
Brisa-Auto Estradas de Portugal SA	39,438	342
Banco Espirito Santo SA	16,675	268
Banco BPI SA	38,549	172
Sonae SGPS SA	80,058	137
Cimpor-Cimento de Portugal SA	23,293	129
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	10,936	116
Jeronimo Martins & Filho, SGPS, SA	2,748	40

		3,447

Singapore (0.8%)
Singapore Telecommunications Ltd.	858,980	1,247
DBS Group Holdings Ltd.	133,082	1,247
United Overseas Bank Ltd.	143,504	1,200
Oversea-Chinese Banking Corp., Ltd.	301,300	1,116
Singapore Press Holdings Ltd.	189,250	519
City Developments Ltd.	85,000	469
Keppel Corp., Ltd.	62,000	467
Singapore Airlines Ltd.	64,751	445
Capitaland Ltd.	170,000	316
Singapore Technologies Engineering Ltd.	144,906	218
Venture Corp. Ltd.	24,000	207
United Overseas Land Ltd.	141,750	197
Singapore Exchange Ltd.	129,000	193
Keppel Land Ltd.	86,000	189
Fraser & Neave Ltd.	18,130	185
ComfortDelgro Corp Ltd.	203,000	181
Singapore Land Ltd.	52,000	168
Allgreen Properties Ltd.	209,000	166
Wing Tai Holdings Ltd.	169,000	152
Sembcorp Industries Ltd.	83,660	149
Singapore Post Ltd.	180,000	129
SembCorp Marine Ltd.	68,000	121
Neptune Orient Lines Ltd.	60,000	110
* Chartered Semiconductor Manufacturing Ltd.	152,398	105
Noble Group Ltd.	105,000	99
Jardine Cycle N Carriage Ltd.	14,037	92
Parkway Holdings Ltd.	63,000	81
Cosco Corp. Singapore Ltd.	45,000	68
SMRT Corp. Ltd.	100,000	62
* Olam International Ltd.	74,000	61
* STATS ChipPAC Ltd.	96,000	59
Want Want Holdings Ltd.	46,000	47
Singapore Petroleum Co. Ltd.	13,000	45
Overseas Union Enterprise Ltd.	8,000	45
Creative Technology Ltd.	4,450	33
Datacraft Asia Ltd.	25,000	24
SembCorp Logistics Ltd.	23,500	23

		10,235

Spain (4.0%)
Banco Santander Central Hispano SA	739,217	9,756
Telefonica SA	549,916	9,052
Banco Bilbao Vizcaya Argentaria SA	417,907	7,358
Repsol-YPF SA	110,926	3,595
Endesa SA	117,111	3,145
Iberdrola SA	99,676	2,794
Altadis SA	33,802	1,520
Banco Popular Espanol SA	111,421	1,365
ACS, Actividades de Contruccion y Servisios, SA	32,943	964
Abertis Infraestructuras SA	29,919	873
Industria de Diseno Textil SA	29,543	871
Union Fenosa SA	24,483	812
Gas Natural SDG SA	24,884	727
Metrovacesa SA	9,180	679
Grupo Ferrovial, SA	6,968	582
Acciona SA	4,245	488
Cintra Concesiones de Infraestructuras de Transporte SA	31,300	432
Fomento de Construc y Contra SA	7,048	422
Sacyr Vallehermoso SA	12,350	348
Corporacion Mapfre SA	17,823	307
Inmobiliaria Colonial SA	4,881	297
Indra Sistemas, SA	13,384	295
Antena 3 Television	15,140	276
Acerinox SA	19,684	275
Iberia (Linea Aerea Espana)	91,994	236
Telefonica Publicidad e Informacion, SA	24,933	216
* Sogecable SA	4,512	177
Gamesa Corporacion Tecnologica, SA	10,939	169
Promotora de Informaciones SA	8,172	158
Sociedad General de Aguas de Barcelona SA	6,202	151
NH Hoteles SA	8,543	133
Zeltia SA	14,509	105
Ebro Puleva SA	4,336	78

		48,656

Sweden (2.4%)
Telefonaktiebolaget LM Ericsson AB Class B	1,855,215	6,844
Nordea Bank AB	256,674	2,575
Hennes & Mauritz AB B Shares	57,496	2,062
Svenska Handelsbanken AB A Shares	67,970	1,580
Sandvik AB	26,721	1,335
Volvo AB B Shares	27,670	1,212
TeliaSonera AB	242,847	1,161
Skandinaviska Enskilda Banken AB A Shares	62,324	1,146
Svenska Cellulosa AB B Shares	26,010	915
Electrolux AB Series B	37,036	872
Atlas Copco AB A Shares	38,757	753
Skanska AB B Shares	42,768	634
SKF AB B Shares	45,480	594
Securitas AB B Shares	37,540	584
Skandia Forsakrings AB	109,000	571
Swedish Match AB	41,331	495
Volvo AB A Shares	11,552	490
Assa Abloy AB	32,600	462
Tele2 AB B Shares	41,238	423
Atlas Copco AB Class B Shares	23,790	412
Scania AB Class B	10,500	381
Eniro AB	29,600	346
Gambro AB A Shares	18,600	283
Castellum AB	7,357	272
Getinge AB B Shares	18,600	258
Fabege AB	13,965	249
Trelleborg AB B Shares	14,420	242
* Modern Times Group AB	6,200	234
Svenskt Stal AB A Shares	7,317	222
* Lundin Petroleum AB	16,000	203
Holmen AB	6,096	192
Gambro AB B Shares	11,200	170
* Capio AB	8,400	166
Alfa Laval AB	9,000	164
Elekta AB B Shares	3,200	147
* Wihlborgs Fastigheter AB	5,740	135
Hoganas AB B Shares	4,800	113
* OMX AB	8,860	110
Billerud Aktiebolag	8,400	108
* SAS AB	9,375	100
Oriflame Cosmetics SA	3,007	88
WM-Data AB Class B	30,000	81
D. Carnegie & Co. AB	6,100	79
Svenskt Stal AB	2,322	67
* Telelogic AB	28,900	67
Axfood AB	2,650	66

		29,663

Switzerland (6.7%)
Novartis AG (Registered)	296,486	15,141
Nestle SA (Registered)	50,487	14,889
Roche Holdings AG	86,916	12,125
UBS AG (Registered)	133,135	11,394
Credit Suisse Group (Registered)	149,375	6,655
Zurich Financial Services AG	18,102	3,102
Swiss Re (Registered)	39,775	2,625
Cie. Financiere Richemont AG	62,730	2,502
* ABB Ltd.	247,627	1,818
Holcim Ltd. (Registered)	21,180	1,412
* Syngenta AG	12,276	1,294
Swisscom AG	3,053	1,004
Synthes, Inc.	6,406	754
Adecco SA (Registered)	15,039	691
Givaudan SA	1,003	646
Nobel Biocare Holding AG	2,622	621
Swatch Group AG (Bearer)	4,132	573
Serono SA Class B	823	543
CIBA Specialty Chemicals AG (Registered)	8,131	482
SGS Societe Generale de Surveillance Holding SA (Registered)	601	466
Clariant AG	28,325	409
* Logitech International SA	9,466	384
PSP Swiss Property AG	7,187	363
Geberit AG	406	297
Straumann Holding AG	1,004	270
Lonza AG (Registered)	4,428	263
Schindler Holding AG (Ptg. Ctf.)	616	240
* Unaxis Holding AG	1,606	214
Sulzer AG (Registered)	419	214
Swatch Group AG (Registered)	7,181	204
Phonak Holding AG	4,454	192
Kudelski SA	4,489	178
* Micronas Semiconductor Holding AG	3,849	166
Valora Holding AG	821	154
Rieter Holding AG	481	142
Kuoni Reisen Holding AG (Registered)	321	130
SIG Holding AG	364	93
UBS AG	741	63

		82,713

United Kingdom (25.2%)
BP PLC	2,578,754	30,542
HSBC Holdings PLC	1,404,136	22,800
Vodafone Group PLC	7,890,066	20,589
GlaxoSmithKline PLC	726,106	18,578
Royal Dutch Shell PLC Class A (Amsterdam Shares)	499,582	16,546
Royal Dutch Shell PLC Class B	345,516	11,968
Royal Bank of Scotland Group PLC	393,376	11,208
AstraZeneca Group PLC	204,044	9,561
Barclays PLC	814,903	8,256
HBOS PLC	492,705	7,452
Lloyds TSB Group PLC	707,892	5,844
Rio Tinto PLC	131,941	5,423
Diageo PLC	375,325	5,417
Anglo American PLC	179,071	5,361
Tesco PLC	959,538	5,260
BHP Billiton PLC	306,459	4,967
BT Group PLC	1,066,644	4,196
BG Group PLC	438,179	4,168
British American Tobacco PLC	196,700	4,154
Unilever PLC	349,428	3,666
Aviva PLC	301,631	3,325
National Grid Transco PLC	342,647	3,226
Imperial Tobacco Group PLC	91,255	2,631
Prudential PLC	287,219	2,618
Cadbury Schweppes PLC	255,783	2,591
BAE Systems PLC	400,942	2,440
Reckitt Benckiser PLC	79,574	2,434
ScottishPower PLC	223,660	2,260
Centrica PLC	474,882	2,071
SABMiller PLC	104,805	2,045
Scottish & Southern Energy PLC	110,273	2,010
GUS PLC	122,973	1,861
Legal & General Group PLC	849,682	1,707
Wolseley PLC	76,035	1,617
Land Securities Group PLC	61,278	1,605
BAA PLC	140,574	1,553
Reed Elsevier PLC	165,017	1,532
British Sky Broadcasting Group PLC	148,779	1,476
WPP Group PLC	142,325	1,456
Rolls-Royce Group PLC	202,970	1,343
Marks & Spencer Group PLC	200,754	1,334
United Utilities PLC	113,778	1,316
Gallaher Group PLC	83,637	1,303
BOC Group PLC	59,745	1,221
Smiths Group PLC	71,398	1,212
Kingfisher PLC	311,102	1,191
British Land Co., PLC	69,078	1,151
Pearson PLC	96,719	1,130
Reuters Group PLC	167,073	1,109
ITV PLC	550,032	1,100
3i Group PLC	78,180	1,084
Man Group PLC	35,689	1,046
Boots Group PLC	94,177	1,016
Carnival PLC	19,246	1,003
Hilton Group PLC	179,542	1,001
Smith & Nephew PLC	111,744	942
Compass Group PLC	244,178	891
Exel PLC	40,996	890
Hanson Building Materials PLC	84,115	877
Scottish & Newcastle PLC	104,090	855
Friends Provident PLC	257,683	853
Severn Trent PLC	46,707	820
J. Sainsbury PLC	163,213	810
Cable and Wireless PLC	305,741	773
InterContinental Hotels Group PLC	60,368	769
Next PLC	30,346	749
International Power PLC	169,611	747
BPB PLC	57,201	747
Imperial Chemical Industries PLC	136,743	727
Enterprise Inns PLC	47,274	705
Yell Group PLC	81,595	692
Royal & Sun Alliance Insurance Group PLC	390,909	671
DSG International PLC	248,580	663
BP PLC ADR	9,184	651
Hammerson PLC	39,324	649
Amvescap PLC	98,706	643
The Sage Group PLC	149,252	609
Liberty International PLC	34,458	607
Whitbread PLC	35,424	596
Persimmon PLC	38,890	592
Rentokil Initial PLC	201,209	590
Corus Group PLC	635,209	581
Rexam PLC	63,394	577
William Hill PLC	55,533	573
Slough Estates PLC	60,521	571
GKN PLC	104,359	545
Kelda Group PLC	43,527	541
Johnson Matthey PLC	25,336	531
Brambles Industries PLC	84,270	520
Capita Group PLC	75,979	507
The Peninsular & Oriental Steam Navigation Co.	85,059	503
Emap PLC	33,551	490
Punch Taverns PLC	33,678	478
EMI Group PLC	109,604	470
Alliance Unichem PLC	30,464	468
Rank Group PLC	88,441	467
Cobham PLC	164,920	462
Royal Dutch Shell PLC Class A	13,895	461
Signet Group PLC	250,538	456
Tomkins PLC	88,948	455
Associated British Ports Holdings PLC	47,256	440
Group 4 Securicor PLC	160,897	431
Provident Financial PLC	38,476	427
Barratt Developments PLC	31,332	420
George Wimpey PLC	54,763	415
ARM Holdings PLC	199,386	415
Daily Mail and General Trust	34,989	410
Hays PLC	188,182	409
Pilkington PLC	160,593	394
IMI PLC	51,624	392
Bunzl PLC	38,808	390
ICAP PLC	59,933	388
* British Airways PLC	73,564	381
Tate & Lyle PLC	47,308	381
Taylor Woodrow PLC	65,918	379
Mitchells & Butlers PLC	57,342	371
Trinity Mirror PLC	34,376	365
Kesa Electricals PLC	78,776	356
London Stock Exchange PLC	33,148	333
Resolution PLC	30,044	332
Inchape PLC	8,187	317
United Business Media PLC	31,915	312
Aegis Group PLC	118,779	294
Electrocomponents PLC	67,891	293
First Choice Holidays PLC	76,279	286
Arriva PLC	27,388	285
Cattles PLC	53,662	285
Balfour Beatty PLC	47,969	278
Travis Perkins PLC	10,998	276
Bellway PLC	17,778	275
Schroders PLC	16,788	275
Meggitt PLC	46,047	264
* The Berkeley Group Holdings	17,147	263
LogicaCMG PLC	81,354	254
BBA Group PLC	48,282	253
FirstGroup PLC	42,770	250
Serco Group PLC	53,955	245
Great Portland Estates PLC	32,689	225
Close Brothers Group PLC	14,851	218
Amec PLC	33,458	216
Intertek Testing Services PLC	17,796	215
National Express Group PLC	14,246	212
Misys PLC	59,036	210
De La Rue Group PLC	28,071	191
The Davis Service Group PLC	20,506	174
* Invensys PLC	654,733	169
Stagecoach Group PLC	84,745	167
HMV Group PLC	44,537	162
Isoft Group PLC	19,365	148
* Cookson Group PLC	22,271	130
* Marconi Corp. PLC	22,273	125
MFI Furniture Group PLC	64,913	125
FKI PLC	58,917	116
Premier Farnell PLC	38,033	102
WPP Group PLC ADR	2,004	102
SSL International PLC	20,805	99
ScottishPower PLC ADR	2,320	93
Aggreko PLC	21,868	90
Bovis Homes Group PLC	7,733	84

		309,655

TOTAL INVESTMENTS (99.9%)
(Cost $964,029)		1,229,600

OTHER ASSETS AND LIABILITIES-NET (0.1%)		1,354

NET ASSETS (100%)		$1,230,954

*Non-income-producing security. 1 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of September 30, 2005. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

At September 30, 2005, the cost of investment securities for tax purposes was $964,029,000. Net unrealized appreciation of investment securities for tax purposes was $265,571,000, consisting of unrealized gains of $285,415,000 on securities that had risen in value since their purchase and $19,844,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 16, 2005

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 16, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.